Schedule of Investments (unaudited) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
AAR Corp.	10,522	$217,490
Aerojet Rocketdyne Holdings Inc.(a)	22,395	887,738
Aerovironment Inc.(a)	6,548	521,417
Astronics Corp.(a)	7,900	83,424
Axon Enterprise Inc.(a)	19,279	1,891,848
Boeing Co. (The)	163,036	29,884,499
BWX Technologies Inc.	30,019	1,700,276
Cubic Corp.(b)	9,445	453,643
Curtiss-Wright Corp.	13,176	1,176,353
Ducommun Inc.(a)	2,954	103,006
General Dynamics Corp.	77,275	11,549,522
HEICO Corp.(b)	13,375	1,332,819
HEICO Corp., Class A	23,207	1,885,337
Hexcel Corp.	26,243	1,186,709
Howmet Aerospace Inc.	117,765	1,866,575
Huntington Ingalls Industries Inc.	12,299	2,146,053
Kaman Corp.	8,771	364,874
Kratos Defense & Security Solutions Inc.(a)	28,560	446,393
L3Harris Technologies Inc.	65,620	11,133,745
Lockheed Martin Corp.	75,439	27,529,200
Maxar Technologies Inc.(a)	17,258	309,954
Mercury Systems Inc.(a)	17,067	1,342,490
Moog Inc., Class A	10,303	545,853
National Presto Industries Inc.	1,283	112,121
Northrop Grumman Corp.	47,612	14,637,833
PAE Inc.(a)	17,865	170,789
Park Aerospace Corp.	5,846	65,124
Parsons Corp.(a)	5,650	204,756
Raytheon Technologies Corp.	434,582	26,778,943
Spirit AeroSystems Holdings Inc., Class A	31,743	759,927
Teledyne Technologies Inc.(a)	10,881	3,383,447
Textron Inc.	70,545	2,321,636
TransDigm Group Inc.	15,850	7,006,493
Triumph Group Inc.	17,300	155,873
Vectrus Inc.(a)	2,884	141,691
Virgin Galactic Holdings Inc.(a)(b)	18,316	299,283

		154,597,134

Air Freight & Logistics — 0.5%
Air Transport Services Group Inc.(a)(b)	17,784	396,050
Atlas Air Worldwide Holdings Inc.(a)(b)	7,335	315,625
CH Robinson Worldwide Inc.	40,331	3,188,569
Echo Global Logistics Inc.(a)	7,407	160,139
Expeditors International of Washington Inc.	50,513	3,841,008
FedEx Corp.	73,626	10,323,838
Forward Air Corp.	8,245	410,766
Hub Group Inc., Class A(a)	10,323	494,059
Radiant Logistics Inc.(a)	9,463	37,190
United Parcel Service Inc., Class B	215,231	23,929,382
XPO Logistics Inc.(a)(b)	27,725	2,141,756

		45,238,382

Airlines — 0.2%
Alaska Air Group Inc.	36,708	1,331,032
Allegiant Travel Co.	4,127	450,710
American Airlines Group Inc.(b)	150,315	1,964,617
Copa Holdings SA, Class A, NVS	9,189	464,596
Delta Air Lines Inc.	194,070	5,443,663
Hawaiian Holdings Inc.	15,959	224,064
JetBlue Airways Corp.(a)	90,183	982,995

Security	Shares	Value

Airlines (continued)
Mesa Air Group Inc.(a)	6,010	$20,674
SkyWest Inc.	15,737	513,341
Southwest Airlines Co.	179,408	6,132,165
Spirit Airlines Inc.(a)(b)	26,156	465,577
United Airlines Holdings Inc.(a)	88,301	3,056,098

		21,049,532

Auto Components — 0.2%
Adient PLC(a)	27,936	458,709
American Axle & Manufacturing Holdings Inc.(a)	33,912	257,731
Aptiv PLC	81,539	6,353,519
BorgWarner Inc.	63,963	2,257,894
Cooper Tire & Rubber Co.	15,006	414,316
Cooper-Standard Holdings Inc.(a)	5,338	70,728
Dana Inc.	46,067	561,557
Dorman Products Inc.(a)(b)	8,327	558,492
Fox Factory Holding Corp.(a)(b)	11,443	945,306
Gentex Corp.	74,632	1,923,267
Gentherm Inc.(a)	9,491	369,200
Goodyear Tire & Rubber Co. (The)	71,058	635,614
LCI Industries	7,869	904,778
Lear Corp.	18,792	2,048,704
Modine Manufacturing Co.(a)	13,227	73,013
Motorcar Parts of America Inc.(a)(b)	6,055	106,992
Standard Motor Products Inc.	5,773	237,847
Stoneridge Inc.(a)(b)	7,626	157,553
Tenneco Inc., Class A(a)	16,446	124,332
Visteon Corp.(a)	8,599	589,031
Workhorse Group Inc.(a)(b)	19,153	333,071

		19,381,654

Automobiles — 0.7%
Ford Motor Co.	1,202,125	7,308,920
General Motors Co.	381,567	9,653,645
Harley-Davidson Inc.(b)	47,299	1,124,297
Tesla Inc.(a)(b)	45,085	48,683,234
Thor Industries Inc.	16,354	1,742,192
Winnebago Industries Inc.	8,852	589,720

		69,102,008

Banks — 3.8%
1st Constitution Bancorp	3,938	48,831
1st Source Corp.	4,499	160,074
ACNB Corp.	1,737	45,475
Allegiance Bancshares Inc.	6,525	165,670
Amalgamated Bank, Class A	4,284	54,150
Amerant Bancorp Inc.(a)	5,801	87,247
American National Bankshares Inc.	2,157	54,011
Ameris Bancorp	17,532	413,580
Ames National Corp.	2,218	43,783
Arrow Financial Corp.	3,413	101,468
Associated Banc-Corp.	50,167	686,285
Atlantic Capital Bancshares Inc.(a)	9,469	115,143
Atlantic Union Bankshares Corp.	24,971	578,328
Banc of California Inc.	13,894	150,472
BancFirst Corp.	5,309	215,386
Bancorp. Inc. (The)(a)	18,510	181,398
BancorpSouth Bank	31,417	714,423
Bank First Corp.(b)	1,720	110,252
Bank of America Corp.	2,358,249	56,008,414
Bank of Commerce Holdings	6,721	50,945
Bank of Hawaii Corp.	12,560	771,310

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Bank of Marin Bancorp	5,073	$169,083
Bank of NT Butterfield & Son Ltd. (The)	15,759	384,362
Bank of Princeton (The)	2,580	51,806
Bank OZK	36,216	849,990
BankFinancial Corp.	5,813	48,829
BankUnited Inc.	28,878	584,779
Bankwell Financial Group Inc.	1,672	26,585
Banner Corp.	9,732	369,816
Bar Harbor Bankshares	4,797	107,405
Baycom Corp.(a)	3,619	46,721
BCB Bancorp. Inc.	4,794	44,488
Berkshire Hills Bancorp. Inc.	13,255	146,070
BOK Financial Corp.	10,110	570,608
Boston Private Financial Holdings Inc.	26,569	182,795
Bridge Bancorp. Inc.	4,936	112,738
Brookline Bancorp. Inc.	25,049	252,494
Bryn Mawr Bank Corp.	5,463	151,107
Business First Bancshares Inc.	3,269	50,179
Byline Bancorp Inc.	8,270	108,337
C&F Financial Corp.	934	31,056
Cadence BanCorp	38,534	341,411
Cambridge Bancorp	1,102	65,282
Camden National Corp.	4,178	144,308
Capital City Bank Group Inc.	3,102	64,987
Capstar Financial Holdings Inc.	6,627	79,524
Carter Bank & Trust	6,792	54,811
Cathay General Bancorp	23,297	612,711
CBTX Inc.	5,563	116,823
Central Pacific Financial Corp.	8,258	132,376
Central Valley Community Bancorp	2,497	38,429
Century Bancorp. Inc./MA, Class A, NVS	954	74,145
Chemung Financial Corp.	912	24,898
CIT Group Inc.	28,141	583,363
Citigroup Inc.	634,806	32,438,587
Citizens & Northern Corp.	3,270	67,525
Citizens Financial Group Inc.	132,779	3,351,342
City Holding Co.	4,222	275,148
Civista Bancshares Inc.	3,838	59,105
CNB Financial Corp./PA	3,484	62,468
Coastal Financial Corp./WA(a)	5,083	73,805
Codorus Valley Bancorp. Inc.	2,621	36,248
Columbia Banking System Inc.	22,585	640,172
Comerica Inc.	42,725	1,627,822
Commerce Bancshares Inc.	31,495	1,873,008
Community Bank System Inc.	15,918	907,644
Community Bankers Trust Corp.	9,079	49,934
Community Financial Corp. (The)	1,994	48,654
Community Trust Bancorp. Inc.	4,304	140,999
ConnectOne Bancorp. Inc.	11,691	188,459
CrossFirst Bankshares Inc.(a)(b)	14,454	141,360
Cullen/Frost Bankers Inc.	16,944	1,265,886
Customers Bancorp. Inc.(a)	7,912	95,102
CVB Financial Corp.	42,215	791,109
Dime Community Bancshares Inc.	8,757	120,234
Eagle Bancorp. Inc.	9,829	321,900
East West Bancorp. Inc.	44,297	1,605,323
Enterprise Bancorp. Inc./MA	2,651	63,147
Enterprise Financial Services Corp.	6,742	209,811
Equity Bancshares Inc., Class A(a)	4,188	73,039
Esquire Financial Holdings Inc.(a)(b)	3,205	54,164

Security	Shares	Value

Banks (continued)
Evans Bancorp. Inc.	1,841	$42,822
Farmers & Merchants Bancorp. Inc./Archbold OH	2,978	63,253
Farmers National Banc Corp.	7,167	85,001
FB Financial Corp.	4,961	122,884
Fidelity D&D Bancorp. Inc.(b)	1,489	71,606
Fifth Third Bancorp	216,623	4,176,491
Financial Institutions Inc.	3,827	71,220
First Bancorp. Inc./ME	2,324	50,431
First BanCorp./Puerto Rico	66,573	372,143
First Bancorp./Southern Pines NC	9,262	232,291
First Bancshares Inc. (The)	5,687	127,957
First Bank/Hamilton NJ	6,416	41,832
First Busey Corp.	15,698	292,768
First Business Financial Services Inc.	2,182	35,894
First Capital Inc.	1,630	113,236
First Choice Bancorp	2,959	48,468
First Citizens BancShares Inc./NC, Class A	2,198	890,234
First Commonwealth Financial Corp.	30,811	255,115
First Community Bankshares Inc.	4,979	111,779
First Financial Bancorp	31,262	434,229
First Financial Bankshares Inc.	38,756	1,119,661
First Financial Corp./IN	3,140	115,678
First Foundation Inc.	13,092	213,923
First Guaranty Bancshares Inc.	3,412	41,729
First Hawaiian Inc.	39,810	686,324
First Horizon National Corp.	96,652	962,654
First Internet Bancorp	1,470	24,431
First Interstate BancSystem Inc., Class A	10,595	328,021
First Merchants Corp.	16,149	445,228
First Mid Bancshares Inc.	3,812	99,989
First Midwest Bancorp. Inc.	32,731	436,959
First Northwest Bancorp	3,191	39,632
First of Long Island Corp. (The)	7,407	121,030
First Republic Bank/CA	52,389	5,552,710
Flushing Financial Corp.	8,483	97,724
FNB Corp.	96,834	726,255
Franklin Financial Network Inc.	3,737	96,228
Franklin Financial Services Corp.	2,654	68,739
Fulton Financial Corp.	51,316	540,357
FVCBankcorp Inc.(a)(b)	4,654	50,077
German American Bancorp. Inc.	7,294	226,843
Glacier Bancorp. Inc.	27,352	965,252
Great Southern Bancorp. Inc.	2,924	118,013
Great Western Bancorp. Inc.	16,860	231,994
Guaranty Bancshares Inc./TX	2,596	67,159
Hancock Whitney Corp.	26,588	563,666
Hanmi Financial Corp.	8,508	82,613
Harborone Bancorp Inc.(a)	7,579	64,725
HBT Financial Inc.	5,259	70,102
Heartland Financial USA Inc.	10,876	363,693
Heritage Commerce Corp.	18,584	139,473
Heritage Financial Corp./WA	11,256	225,120
Hilltop Holdings Inc.	22,783	420,346
Home BancShares Inc./AR	46,450	714,401
HomeTrust Bancshares Inc.	6,120	97,920
Hope Bancorp Inc.	39,885	367,740
Horizon Bancorp Inc./IN	11,903	127,243
Howard Bancorp. Inc.(a)	3,968	42,140
Huntington Bancshares Inc./OH	307,988	2,782,672
IBERIABANK Corp.	15,471	704,549

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Independent Bank Corp.	10,744	$720,815
Independent Bank Corp./MI	6,244	92,723
Independent Bank Group Inc.	10,073	408,158
International Bancshares Corp.	16,482	527,754
Investar Holding Corp.	3,297	47,807
Investors Bancorp. Inc.	68,953	586,100
JPMorgan Chase & Co.	923,500	86,864,410
KeyCorp	295,650	3,601,017
Lakeland Bancorp. Inc.	12,839	146,750
Lakeland Financial Corp.	6,764	315,135
LCNB Corp.	2,511	40,076
Level One Bancorp. Inc.	3,133	52,446
Live Oak Bancshares Inc.(b)	6,590	95,621
M&T Bank Corp.	38,967	4,051,399
Macatawa Bank Corp.	7,600	59,432
Mackinac Financial Corp.	6,025	62,479
MainStreet Bancshares Inc.(a)	4,016	53,011
Mercantile Bank Corp.	5,335	120,571
Metrocity Bankshares Inc.	5,687	81,495
Metropolitan Bank Holding Corp.(a)	1,744	55,948
Mid Penn Bancorp. Inc.	2,543	46,867
Midland States Bancorp. Inc.	7,043	105,293
MidWestOne Financial Group Inc.	4,096	81,920
MVB Financial Corp.	4,643	61,752
National Bank Holdings Corp., Class A	8,668	234,036
National Bankshares Inc.	1,918	54,855
NBT Bancorp. Inc.	12,320	378,963
Nicolet Bankshares Inc.(a)	3,285	180,018
Northeast Bank(a)	2,225	39,049
Northrim Bancorp. Inc.	1,947	48,948
Norwood Financial Corp.	2,662	65,991
Oak Valley Bancorp	3,814	48,362
OceanFirst Financial Corp.	17,005	299,798
OFG Bancorp	17,849	238,641
Ohio Valley Banc Corp.	2,167	48,866
Old National Bancorp./IN	54,606	751,379
Old Second Bancorp. Inc.	8,609	66,978
Origin Bancorp Inc.	4,804	105,688
Orrstown Financial Services Inc.	2,128	31,388
Pacific Premier Bancorp. Inc.	24,610	533,545
PacWest Bancorp	36,297	715,414
Park National Corp.	4,020	282,928
Parke Bancorp. Inc.	4,225	57,249
PCB Bancorp	4,406	45,382
Peapack Gladstone Financial Corp.	5,423	101,573
Penns Woods Bancorp. Inc.	1,552	35,246
Peoples Bancorp. Inc./OH	6,154	130,957
Peoples Bancorp. of North Carolina Inc.	2,709	47,868
Peoples Financial Services Corp.	2,092	79,893
People’s United Financial Inc.	134,098	1,551,514
People’s Utah Bancorp	5,039	113,226
Pinnacle Financial Partners Inc.	22,783	956,658
PNC Financial Services Group Inc. (The)	129,245	13,597,866
Popular Inc.	26,405	981,474
Preferred Bank/Los Angeles CA	3,934	168,572
Premier Financial Bancorp. Inc.	3,402	43,614
Prosperity Bancshares Inc.	27,589	1,638,235
QCR Holdings Inc.	5,652	176,229
RBB Bancorp	3,039	41,482
Red River Bancshares Inc.	1,801	79,046

Security	Shares	Value

Banks (continued)
Regions Financial Corp.	294,790	$3,278,065
Reliant Bancorp Inc.	3,211	52,307
Renasant Corp.	17,135	426,661
Republic Bancorp. Inc./KY, Class A	2,780	90,934
Republic First Bancorp. Inc.(a)	17,898	43,671
Richmond Mutual Bancorp. Inc.	6,561	73,746
S&T Bancorp. Inc.	13,328	312,542
Sandy Spring Bancorp. Inc.	11,250	278,775
SB One Bancorp	2,821	55,574
Seacoast Banking Corp. of Florida(a)	14,047	286,559
Select Bancorp. Inc.(a)(b)	6,673	54,318
ServisFirst Bancshares Inc.	15,151	541,800
Shore Bancshares Inc.	3,584	39,747
Sierra Bancorp	3,206	60,529
Signature Bank/New York NY	16,464	1,760,331
Simmons First National Corp., Class A	33,338	570,413
SmartFinancial Inc.	3,108	50,287
South Plains Financial Inc.	4,652	66,244
South State Corp.	21,114	1,006,293
Southern First Bancshares Inc.(a)(b)	1,675	46,414
Southern National Bancorp. of Virginia Inc.	7,684	74,458
Southside Bancshares Inc.	9,896	274,317
Spirit of Texas Bancshares Inc.(a)(b)	3,606	44,390
Sterling Bancorp./DE	61,769	723,933
Stock Yards Bancorp. Inc.	6,842	275,048
Summit Financial Group Inc.	2,381	39,239
SVB Financial Group(a)	16,027	3,454,299
Synovus Financial Corp.	42,774	878,150
TCF Financial Corp.	47,362	1,393,390
Texas Capital Bancshares Inc.(a)	14,643	452,029
Tompkins Financial Corp.	4,014	259,987
TowneBank/Portsmouth VA	19,129	360,390
TriCo Bancshares	8,199	249,660
TriState Capital Holdings Inc.(a)	6,258	98,313
Triumph Bancorp. Inc.(a)	8,213	199,330
Truist Financial Corp.	411,003	15,433,163
Trustmark Corp.	18,582	455,631
U.S. Bancorp	414,228	15,251,875
UMB Financial Corp.	13,894	716,236
Umpqua Holdings Corp.	66,480	707,347
United Bankshares Inc./WV	38,267	1,058,465
United Community Banks Inc./GA	25,079	504,589
United Security Bancshares/Fresno CA	7,699	51,506
Unity Bancorp. Inc.	4,502	64,379
Univest Financial Corp.	8,105	130,815
Valley National Bancorp	115,767	905,298
Veritex Holdings Inc.	16,625	294,262
Washington Trust Bancorp. Inc.	4,048	132,572
Webster Financial Corp.	28,436	813,554
Wells Fargo & Co.	1,146,546	29,351,578
WesBanco Inc.	18,994	385,768
West Bancorp. Inc.	4,209	73,615
Westamerica Bancorp	7,717	443,110
Western Alliance Bancorp	29,773	1,127,504
Wintrust Financial Corp.	17,827	777,614
Zions Bancorp. N.A	49,725	1,690,650

		352,235,207

Beverages — 1.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,586	1,387,777
Brown-Forman Corp., Class A	13,435	773,453

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Brown-Forman Corp., Class B, NVS	54,968	$3,499,263
Celsius Holdings Inc.(a)	10,389	122,279
Coca-Cola Co. (The)	1,179,821	52,714,402
Coca-Cola Consolidated Inc.	1,552	355,703
Constellation Brands Inc., Class A	48,940	8,562,053
Craft Brew Alliance Inc.(a)	2,878	44,292
Keurig Dr Pepper Inc.	103,938	2,951,839
MGP Ingredients Inc.	4,327	158,823
Molson Coors Beverage Co., Class B	54,285	1,865,233
Monster Beverage Corp.(a)	112,407	7,792,053
National Beverage Corp.(a)(b)	3,820	233,096
New Age Beverages Corp.(a)	21,778	33,320
PepsiCo Inc.	423,175	55,969,125
Primo Water Corp.	47,350	651,063

		137,113,774

Biotechnology — 3.2%
AbbVie Inc.	537,105	52,732,969
Abeona Therapeutics Inc.(a)	7,116	20,743
ACADIA Pharmaceuticals Inc.(a)	34,185	1,656,947
Acceleron Pharma Inc.(a)(b)	14,063	1,339,782
ADMA Biologics Inc.(a)(b)	17,064	49,998
Aduro Biotech Inc.(a)(b)	21,584	49,859
Adverum Biotechnologies Inc.(a)	20,598	430,086
Aeglea BioTherapeutics Inc.(a)	7,886	72,945
Affimed NV(a)(b)	30,888	142,548
Agenus Inc.(a)(b)	25,093	98,615
Agios Pharmaceuticals Inc.(a)	18,318	979,647
Aimmune Therapeutics Inc.(a)(b)	12,895	215,475
Akcea Therapeutics Inc.(a)(b)	4,415	60,485
Akebia Therapeutics Inc.(a)	39,804	540,538
Akero Therapeutics Inc.(a)	3,443	85,800
Albireo Pharma Inc.(a)	2,651	70,225
Alector Inc.(a)(b)	11,971	292,571
Alexion Pharmaceuticals Inc.(a)	65,558	7,358,230
Alkermes PLC(a)	47,759	926,763
Allakos Inc.(a)(b)	7,366	529,321
Allogene Therapeutics Inc.(a)(b)	14,672	628,255
Alnylam Pharmaceuticals Inc.(a)(b)	34,778	5,150,970
Amgen Inc.	179,461	42,327,671
Amicus Therapeutics Inc.(a)	79,200	1,194,336
AnaptysBio Inc.(a)	8,178	182,697
Anavex Life Sciences Corp.(a)(b)	21,676	106,646
Anika Therapeutics Inc.(a)(b)	4,583	172,917
Apellis Pharmaceuticals Inc.(a)(b)	17,062	557,245
Applied Therapeutics Inc.(a)(b)	2,039	73,710
Aprea Therapeutics Inc.(a)	2,940	114,013
Arcturus Therapeutics Holding Inc.(a)	3,943	184,296
Arcus Biosciences Inc.(a)	8,855	219,073
Arcutis Biotherapeutics Inc.(a)(b)	3,642	110,134
Ardelyx Inc.(a)	19,990	138,331
Arena Pharmaceuticals Inc.(a)(b)	15,662	985,923
Arrowhead Pharmaceuticals Inc.(a)	31,297	1,351,717
Assembly Biosciences Inc.(a)(b)	6,810	158,809
Atara Biotherapeutics Inc.(a)	18,050	262,988
Athenex Inc.(a)(b)	17,849	245,602
Athersys Inc.(a)(b)	50,316	138,872
Atreca Inc., Class A(a)(b)	3,659	77,864
Avid Bioservices Inc.(a)(b)	12,840	84,295
Avrobio Inc.(a)	6,207	108,312
Beam Therapeutics Inc.(a)	4,652	130,256

Security	Shares	Value

Biotechnology (continued)
Beyondspring Inc.(a)(b)	4,077	$61,481
BioCryst Pharmaceuticals Inc.(a)	51,819	246,918
Biogen Inc.(a)	49,560	13,259,778
Biohaven Pharmaceutical Holding Co. Ltd.(a)	14,269	1,043,207
BioMarin Pharmaceutical Inc.(a)	55,247	6,814,165
BioNTech SE, ADR(a)	1	67
BioSpecifics Technologies Corp.(a)(b)	2,209	135,368
Bioxcel Therapeutics Inc.(a)	2,823	149,647
Black Diamond Therapeutics Inc.(a)	3,843	162,021
Bluebird Bio Inc.(a)(b)	19,471	1,188,510
Blueprint Medicines Corp.(a)	16,281	1,269,918
Bridgebio Pharma Inc.(a)(b)	22,894	746,573
Calithera Biosciences Inc.(a)	22,218	117,311
Calyxt Inc.(a)(b)	2,890	14,248
CareDx Inc.(a)	12,377	438,517
CASI Pharmaceuticals Inc.(a)(b)	14,972	37,430
Castle Biosciences Inc.(a)	3,020	113,824
Catalyst Pharmaceuticals Inc.(a)	27,480	126,958
Cellular Biomedicine Group Inc.(a)(b)	4,698	70,329
CEL-SCI Corp.(a)(b)	11,850	176,802
ChemoCentryx Inc.(a)	12,325	709,180
Chimerix Inc.(a)	12,819	39,739
Clovis Oncology Inc.(a)(b)	15,774	106,474
Coherus Biosciences Inc.(a)(b)	18,632	332,768
Concert Pharmaceuticals Inc.(a)(b)	4,426	44,039
Constellation Pharmaceuticals Inc.(a)	6,728	202,176
Corbus Pharmaceuticals Holdings Inc.(a)	27,396	229,852
Cortexyme Inc.(a)(b)	3,457	160,059
Crinetics Pharmaceuticals Inc.(a)(b)	8,183	143,366
Cue Biopharma Inc.(a)	4,935	120,957
Cyclerion Therapeutics Inc.(a)(b)	4,574	27,032
Cytokinetics Inc.(a)(b)	15,449	364,133
CytomX Therapeutics Inc.(a)	11,446	95,345
Deciphera Pharmaceuticals Inc.(a)	11,315	675,732
Denali Therapeutics Inc.(a)	17,895	432,701
Dicerna Pharmaceuticals Inc.(a)(b)	18,129	460,477
Dynavax Technologies Corp.(a)(b)	18,707	165,931
Eagle Pharmaceuticals Inc./DE(a)	3,620	173,688
Editas Medicine Inc.(a)(b)	14,663	433,732
Eidos Therapeutics Inc.(a)(b)	2,683	127,899
Eiger BioPharmaceuticals Inc.(a)	8,276	79,450
Emergent BioSolutions Inc.(a)(b)	14,444	1,142,231
Enanta Pharmaceuticals Inc.(a)	5,404	271,335
Epizyme Inc.(a)(b)	23,663	380,028
Esperion Therapeutics Inc.(a)(b)	6,863	352,141
Evelo Biosciences Inc.(a)(b)	6,323	30,983
Exact Sciences Corp.(a)	45,236	3,932,818
Exelixis Inc.(a)	93,375	2,216,722
Fate Therapeutics Inc.(a)	17,849	612,399
FibroGen Inc.(a)(b)	25,124	1,018,276
Five Prime Therapeutics Inc.(a)	8,263	50,404
Flexion Therapeutics Inc.(a)(b)	8,501	111,788
Frequency Therapeutics Inc.(a)	8,523	198,160
G1 Therapeutics Inc.(a)(b)	10,175	246,845
Galectin Therapeutics Inc.(a)(b)	23,450	71,757
Geron Corp.(a)	55,304	120,563
Gilead Sciences Inc.	382,814	29,453,709
Global Blood Therapeutics Inc.(a)(b)	18,120	1,143,916
GlycoMimetics Inc.(a)	9,936	37,359
Gossamer Bio Inc.(a)(b)	12,987	168,831

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Gritstone Oncology Inc.(a)(b)	8,795	$58,399
Halozyme Therapeutics Inc.(a)(b)	43,068	1,154,653
Heron Therapeutics Inc.(a)(b)	25,495	375,031
Homology Medicines Inc.(a)(b)	9,002	136,740
IGM Biosciences Inc.(a)(b)	1,540	112,420
ImmunoGen Inc.(a)(b)	61,963	285,030
Immunomedics Inc.(a)(b)	62,723	2,222,903
Immunovant Inc.(a)	5,779	140,719
Incyte Corp.(a)	55,360	5,755,779
Inovio Pharmaceuticals Inc.(a)(b)	43,512	1,172,648
Insmed Inc.(a)(b)	30,619	843,247
Intellia Therapeutics Inc.(a)(b)	9,854	207,131
Intercept Pharmaceuticals Inc.(a)(b)	7,637	365,889
Invitae Corp.(a)(b)	34,908	1,057,363
Ionis Pharmaceuticals Inc.(a)	39,328	2,318,779
Iovance Biotherapeutics Inc.(a)	41,156	1,129,732
Ironwood Pharmaceuticals Inc.(a)(b)	45,383	468,353
Jounce Therapeutics Inc.(a)(b)	5,348	36,901
Kadmon Holdings Inc.(a)	52,791	270,290
KalVista Pharmaceuticals Inc.(a)	4,274	51,715
Karuna Therapeutics Inc.(a)(b)	4,689	522,636
Karyopharm Therapeutics Inc.(a)(b)	16,860	319,328
Kezar Life Sciences Inc.(a)(b)	6,209	32,163
Kindred Biosciences Inc.(a)	9,499	42,650
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	3,248	82,759
Kodiak Sciences Inc.(a)(b)	8,076	437,073
Krystal Biotech Inc.(a)	2,610	108,106
Kura Oncology Inc.(a)	12,049	196,399
La Jolla Pharmaceutical Co.(a)(b)	5,709	24,320
Lexicon Pharmaceuticals Inc.(a)(b)	10,508	20,963
Ligand Pharmaceuticals Inc.(a)(b)	4,363	488,002
MacroGenics Inc.(a)	13,587	379,349
Madrigal Pharmaceuticals Inc.(a)	3,070	347,677
Magenta Therapeutics Inc.(a)	4,906	36,844
MannKind Corp.(a)(b)	44,451	77,789
Marker Therapeutics Inc.(a)(b)	12,153	25,157
MediciNova Inc.(a)(b)	8,541	46,292
MEI Pharma Inc.(a)	42,612	175,988
MeiraGTx Holdings PLC(a)(b)	4,867	60,935
Mersana Therapeutics Inc.(a)	10,966	256,604
Minerva Neurosciences Inc.(a)(b)	13,918	50,244
Mirati Therapeutics Inc.(a)	11,119	1,269,456
Moderna Inc.(a)(b)	81,762	5,249,938
Molecular Templates Inc.(a)	8,789	121,200
Momenta Pharmaceuticals Inc.(a)	34,713	1,154,901
Morphic Holding Inc.(a)	4,142	112,041
Mustang Bio Inc.(a)	12,442	39,566
Myriad Genetics Inc.(a)(b)	20,423	231,597
NantKwest Inc.(a)(b)	8,697	106,799
Natera Inc.(a)(b)	19,640	979,250
Neoleukin Therapeutics Inc.(a)	8,981	149,085
Neurocrine Biosciences Inc.(a)	28,407	3,465,654
NextCure Inc.(a)	4,265	91,442
Novavax Inc.(a)	17,629	1,469,377
Oncternal Therapeutics Inc.(b)(c)	684	1,402
OPKO Health Inc.(a)(b)	137,342	468,336
ORIC Pharmaceuticals Inc.(a)	2,633	88,811
Ovid therapeutics Inc.(a)	12,947	95,419
Oyster Point Pharma Inc.(a)	2,789	80,546
Passage Bio Inc.(a)	4,108	112,272

Security	Shares	Value

Biotechnology (continued)
PDL BioPharma Inc.(a)(b)	24,737	$71,985
Pfenex Inc.(a)(b)	9,812	81,930
Pieris Pharmaceuticals Inc.(a)	16,408	50,865
Portola Pharmaceuticals Inc.(a)	22,720	408,733
PRECIGEN Inc.(a)(b)	23,439	116,961
Precision BioSciences Inc.(a)	10,857	90,439
Prevail Therapeutics Inc.(a)	6,547	97,550
Principia Biopharma Inc.(a)	8,892	531,653
Protagonist Therapeutics Inc.(a)	8,160	144,106
Prothena Corp. PLC(a)	11,231	117,476
PTC Therapeutics Inc.(a)	18,004	913,523
Puma Biotechnology Inc.(a)(b)	8,674	90,470
Radius Health Inc.(a)(b)	14,848	202,378
Rapt Therapeutics Inc.(a)	3,319	96,317
Regeneron Pharmaceuticals Inc.(a)	29,475	18,382,084
REGENXBIO Inc.(a)	10,414	383,548
Replimune Group Inc.(a)	4,764	118,385
Retrophin Inc.(a)	13,793	281,515
REVOLUTION Medicines Inc.(a)(b)	4,319	136,351
Rhythm Pharmaceuticals Inc.(a)	9,964	222,197
Rigel Pharmaceuticals Inc.(a)(b)	49,381	90,367
Rocket Pharmaceuticals Inc.(a)(b)	10,675	223,428
Rubius Therapeutics Inc.(a)(b)	10,283	61,492
Sage Therapeutics Inc.(a)(b)	15,254	634,261
Sangamo Therapeutics Inc.(a)(b)	37,961	340,131
Sarepta Therapeutics Inc.(a)	22,647	3,631,220
Savara Inc.(a)(b)	7,439	18,523
Scholar Rock Holding Corp.(a)(b)	5,379	97,952
Seattle Genetics Inc.(a)	37,034	6,292,817
Seres Therapeutics Inc.(a)(b)	4,952	23,572
Solid Biosciences Inc.(a)	3,207	9,396
Sorrento Therapeutics Inc.(a)(b)	43,945	275,975
Spectrum Pharmaceuticals Inc.(a)	29,420	99,440
Spero Therapeutics Inc.(a)(b)	6,975	94,372
SpringWorks Therapeutics Inc.(a)(b)	6,408	269,136
Stoke Therapeutics Inc.(a)(b)	3,730	88,886
Syndax Pharmaceuticals Inc.(a)	8,910	132,046
Syros Pharmaceuticals Inc.(a)	13,518	144,102
TCR2 Therapeutics Inc.(a)(b)	5,347	82,130
TG Therapeutics Inc.(a)(b)	27,864	542,791
Translate Bio Inc.(a)(b)	15,305	274,266
Turning Point Therapeutics Inc.(a)	8,391	541,975
Twist Bioscience Corp.(a)	6,992	316,738
Tyme Technologies Inc.(a)(b)	30,527	40,601
Ultragenyx Pharmaceutical Inc.(a)(b)	16,145	1,262,862
United Therapeutics Corp.(a)	13,403	1,621,763
UNITY Biotechnology Inc.(a)	7,307	63,425
UroGen Pharma Ltd.(a)(b)	5,667	148,022
Vanda Pharmaceuticals Inc.(a)	16,743	191,540
VBI Vaccines Inc.(a)	51,933	160,992
Veracyte Inc.(a)	13,996	362,496
Verastem Inc.(a)	49,465	85,080
Vericel Corp.(a)	15,254	210,810
Vertex Pharmaceuticals Inc.(a)	79,121	22,969,617
Viela Bio Inc.(a)(b)	6,047	261,956
Viking Therapeutics Inc.(a)(b)	22,875	164,929
Vir Biotechnology Inc.(a)(b)	14,003	573,703
Voyager Therapeutics Inc.(a)(b)	6,649	83,910
X4 Pharmaceuticals Inc.(a)	822	7,661
XBiotech Inc.(a)(b)	5,720	78,421

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Xencor Inc.(a)(b)	16,770	$543,180
Y-mAbs Therapeutics Inc.(a)	8,068	348,538
Zentalis Pharmaceuticals Inc.(a)	3,127	150,159
ZIOPHARM Oncology Inc.(a)	50,760	166,493

		298,718,278

Building Products — 0.5%
AAON Inc.(b)	11,914	646,811
Advanced Drainage Systems Inc.	14,110	697,034
Allegion PLC	28,153	2,877,800
American Woodmark Corp.(a)(b)	5,336	403,668
AO Smith Corp.	41,451	1,953,171
Apogee Enterprises Inc.	7,965	183,514
Armstrong World Industries Inc.(b)	14,832	1,156,303
Builders FirstSource Inc.(a)	36,445	754,411
Caesarstone Ltd.	6,890	81,646
Carrier Global Corp.	264,357	5,874,012
Cornerstone Building Brands Inc.(a)	12,833	77,768
CSW Industrials Inc.	4,154	287,083
Fortune Brands Home & Security Inc.	43,427	2,776,288
Gibraltar Industries Inc.(a)(b)	9,164	439,964
Griffon Corp.	12,833	237,667
Insteel Industries Inc.	4,856	92,604
JELD-WEN Holding Inc.(a)	19,847	319,735
Johnson Controls International PLC	226,754	7,741,382
Lennox International Inc.	10,647	2,480,644
Masco Corp.	79,978	4,015,695
Masonite International Corp.(a)	8,070	627,685
Owens Corning	32,706	1,823,687
Patrick Industries Inc.	6,582	403,147
PGT Innovations Inc.(a)	16,662	261,260
Quanex Building Products Corp.	10,203	141,618
Resideo Technologies Inc.(a)(b)	37,247	436,535
Simpson Manufacturing Co. Inc.	14,174	1,195,719
Trane Technologies PLC	73,570	6,546,259
Trex Co. Inc.(a)	18,284	2,378,200
UFP Industries Inc.	18,389	910,439

		47,821,749

Capital Markets — 2.6%
Affiliated Managers Group Inc.	14,877	1,109,229
Ameriprise Financial Inc.	37,435	5,616,747
Apollo Global Management Inc.	51,905	2,591,098
Ares Management Corp., Class A	29,841	1,184,688
Artisan Partners Asset Management Inc., Class A	14,064	457,080
Assetmark Financial Holdings Inc.(a)	4,185	114,209
Associated Capital Group Inc., Class A	779	28,581
B. Riley Financial Inc.	4,733	102,990
Bank of New York Mellon Corp. (The)	243,240	9,401,226
BGC Partners Inc., Class A	94,950	260,163
BlackRock Inc.(d)	44,869	24,412,774
Blucora Inc.(a)	14,750	168,445
BrightSphere Investment Group PLC(a)(b)	22,320	278,107
Calamos Asset Management Inc.(a)(c)	4,985	0	(e)
Carlyle Group Inc. (The)	35,428	988,441
Cboe Global Markets Inc.	34,064	3,177,490
Charles Schwab Corp. (The)	354,067	11,946,221
CME Group Inc.	108,181	17,583,740
Cohen & Steers Inc.	6,893	469,069
Cowen Inc., Class A(b)	6,968	112,951
Diamond Hill Investment Group Inc.	800	90,936

Security	Shares	Value

Capital Markets (continued)
Donnelley Financial Solutions Inc.(a)	11,331	$95,180
E*TRADE Financial Corp.	69,089	3,435,796
Eaton Vance Corp., NVS	33,974	1,311,396
Evercore Inc., Class A	11,891	700,618
FactSet Research Systems Inc.	11,299	3,711,383
Federated Hermes Inc.	30,114	713,702
Focus Financial Partners Inc., Class A(a)(b)	7,917	261,657
Franklin Resources Inc.	85,270	1,788,112
GAIN Capital Holdings Inc.	11,134	67,027
GAMCO Investors Inc., Class A	3,606	47,996
Goldman Sachs Group Inc. (The)	100,973	19,954,284
Greenhill & Co. Inc.	5,024	50,190
Hamilton Lane Inc., Class A	6,581	443,362
Houlihan Lokey Inc.(b)	12,527	697,002
Interactive Brokers Group Inc., Class A(b)	22,145	924,997
Intercontinental Exchange Inc.	164,556	15,073,330
Invesco Ltd.	121,599	1,308,405
KKR & Co. Inc.	162,168	5,007,748
Lazard Ltd., Class A	32,425	928,328
Legg Mason Inc.	27,043	1,345,389
LPL Financial Holdings Inc.	24,483	1,919,467
MarketAxess Holdings Inc.	11,252	5,636,352
Moelis & Co., Class A	16,047	500,025
Moody’s Corp.	49,492	13,596,937
Morgan Stanley	336,087	16,233,002
Morningstar Inc.	6,581	927,724
MSCI Inc.	25,341	8,459,333
Nasdaq Inc.(b)	35,253	4,211,676
Northern Trust Corp.	59,125	4,690,977
Oppenheimer Holdings Inc., Class A, NVS	2,857	62,254
Piper Sandler Cos	4,183	247,466
PJT Partners Inc., Class A	7,129	366,003
Pzena Investment Management Inc., Class A	3,119	16,967
Raymond James Financial Inc.	38,204	2,629,581
S&P Global Inc.	73,404	24,185,150
Safeguard Scientifics Inc.	5,622	39,354
Sculptor Capital Management Inc.	5,065	65,490
SEI Investments Co.	35,093	1,929,413
Siebert Financial Corp.(a)	2,366	11,972
Silvercrest Asset Management Group Inc., Class A	2,029	25,789
State Street Corp.	107,161	6,810,082
Stifel Financial Corp.	20,329	964,204
T Rowe Price Group Inc.	68,877	8,506,309
TD Ameritrade Holding Corp.	79,009	2,874,347
Tradeweb Markets Inc., Class A	24,978	1,452,221
Value Line Inc.	318	8,583
Virtu Financial Inc., Class A	17,385	410,286
Virtus Investment Partners Inc.	1,991	231,533
Waddell & Reed Financial Inc., Class A(b)	23,453	363,756
Westwood Holdings Group Inc.	1,889	29,752
WisdomTree Investments Inc.	45,138	156,629

		245,522,721

Chemicals — 1.8%
Advanced Emissions Solutions Inc.	7,553	36,632
AdvanSix Inc.(a)	8,903	104,521
Air Products & Chemicals Inc.	67,541	16,308,450
Albemarle Corp.	32,353	2,497,975
American Vanguard Corp.	7,622	104,879
Amyris Inc.(a)(b)	15,209	64,942
Ashland Global Holdings Inc.	16,808	1,161,433

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Axalta Coating Systems Ltd.(a)	62,669	$1,413,186
Balchem Corp.	10,045	952,869
Cabot Corp.	17,632	653,266
Celanese Corp.	36,807	3,177,916
CF Industries Holdings Inc.	66,838	1,880,821
Chase Corp.	2,585	264,962
Chemours Co. (The)	50,966	782,328
Corteva Inc.(a)	230,065	6,163,441
Dow Inc.(a)	226,055	9,214,002
DuPont de Nemours Inc.	223,976	11,899,845
Eastman Chemical Co	41,478	2,888,528
Ecolab Inc.	76,931	15,305,422
Element Solutions Inc.(a)	66,265	718,975
Ferro Corp.(a)	25,045	299,037
FMC Corp.	40,144	3,999,145
FutureFuel Corp.	10,125	120,994
GCP Applied Technologies Inc.(a)	15,875	294,957
Hawkins Inc.	2,470	105,173
HB Fuller Co.	15,239	679,659
Huntsman Corp.	65,660	1,179,910
Ingevity Corp.(a)	12,539	659,175
Innospec Inc.	7,312	564,852
International Flavors & Fragrances Inc.	33,069	4,049,630
Intrepid Potash Inc.(a)(b)	35,320	34,967
Koppers Holdings Inc.(a)	5,890	110,968
Kraton Corp.(a)	9,039	156,194
Kronos Worldwide Inc.	5,550	57,775
Linde PLC	160,135	33,966,235
Livent Corp.(a)	44,347	273,178
LyondellBasell Industries NV, Class A	78,065	5,130,432
Minerals Technologies Inc.	10,970	514,822
Mosaic Co. (The)	106,016	1,326,260
NewMarket Corp.	2,074	830,595
Olin Corp.	48,162	553,381
Orion Engineered Carbons SA	17,954	190,133
PolyOne Corp.	27,400	718,702
PPG Industries Inc.	72,272	7,665,168
PQ Group Holdings Inc.(a)	13,524	179,058
Quaker Chemical Corp.	4,006	743,714
Rayonier Advanced Materials Inc.	15,933	44,772
RPM International Inc.	39,237	2,945,129
Scotts Miracle-Gro Co. (The)	12,100	1,627,087
Sensient Technologies Corp.	12,811	668,222
Sherwin-Williams Co. (The)	25,109	14,509,236
Stepan Co.	6,032	585,707
Trecora Resources(a)	5,477	34,341
Tredegar Corp.	6,578	101,301
Trinseo SA	12,997	288,014
Tronox Holdings PLC, Class A(a)	31,916	230,434
Valvoline Inc.	56,632	1,094,697
Westlake Chemical Corp.	10,917	585,697
WR Grace & Co	17,281	878,048

		163,591,192

Commercial Services & Supplies — 0.5%
ABM Industries Inc.	19,708	715,400
ACCO Brands Corp.	31,238	221,790
ADT Inc.	31,502	251,386
Advanced Disposal Services Inc.(a)	21,288	642,259
Brady Corp., Class A, NVS	14,325	670,696
BrightView Holdings Inc.(a)	7,399	82,869

Security	Shares	Value

Commercial Services & Supplies (continued)
Brink’s Co. (The)	14,968	$681,194
Casella Waste Systems Inc., Class A(a)(b)	14,907	776,953
CECO Environmental Corp.(a)(b)	7,316	48,212
Cimpress PLC(a)(b)	6,312	481,858
Cintas Corp.	26,868	7,156,560
Clean Harbors Inc.(a)	15,204	911,936
CompX International Inc.	433	5,984
Copart Inc.(a)	61,369	5,110,197
Covanta Holding Corp.	33,511	321,370
Deluxe Corp.	12,266	288,742
Ennis Inc.	7,314	132,676
Harsco Corp.(a)	25,698	347,180
Healthcare Services Group Inc.	22,747	556,392
Heritage-Crystal Clean Inc.(a)(b)	5,924	103,433
Herman Miller Inc.	18,310	432,299
HNI Corp.	13,170	402,607
IAA Inc.(a)	40,727	1,570,840
Interface Inc.	16,261	132,365
KAR Auction Services Inc.	40,727	560,403
Kimball International Inc., Class B	9,102	105,219
Knoll Inc.	16,753	204,219
Matthews International Corp., Class A	8,950	170,945
McGrath RentCorp	6,952	375,477
Mobile Mini Inc.	12,901	380,579
MSA Safety Inc.	10,849	1,241,560
NL Industries Inc.	1,858	6,336
PICO Holdings Inc.(a)	6,531	55,056
Pitney Bowes Inc.	55,875	145,275
Quad/Graphics Inc.	9,787	31,808
Republic Services Inc.	63,894	5,242,503
Rollins Inc.	43,633	1,849,603
SP Plus Corp.(a)	6,743	139,648
Steelcase Inc., Class A	28,354	341,949
Stericycle Inc.(a)	27,023	1,512,748
Team Inc.(a)	7,640	42,555
Tetra Tech Inc.	17,161	1,357,778
U.S. Ecology Inc.	7,411	251,085
UniFirst Corp./MA	4,756	851,086
Viad Corp.	5,687	108,167
VSE Corp.	2,212	69,435
Waste Management Inc.	128,663	13,626,698

		50,715,330

Communications Equipment — 0.9%
Acacia Communications Inc.(a)	11,276	757,634
ADTRAN Inc.	15,863	173,383
Applied Optoelectronics Inc.(a)(b)	5,825	63,318
Arista Networks Inc.(a)(b)	17,862	3,751,556
CalAmp Corp.(a)	9,425	75,494
Calix Inc.(a)	11,069	164,928
Casa Systems Inc.(a)(b)	8,336	34,678
Ciena Corp.(a)	46,911	2,540,700
Cisco Systems Inc.	1,294,663	60,383,082
Clearfield Inc.(a)(b)	3,159	44,100
CommScope Holding Co. Inc.(a)(b)	56,324	469,179
Comtech Telecommunications Corp.	8,515	143,818
DASAN Zhone Solutions Inc.(a)(b)	1,870	16,699
Digi International Inc.(a)	7,252	84,486
EchoStar Corp., Class A(a)	16,027	448,115
Extreme Networks Inc.(a)	31,797	137,999
F5 Networks Inc.(a)	18,636	2,599,349

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Harmonic Inc.(a)	28,101	$133,480
Infinera Corp.(a)(b)	60,528	358,326
Inseego Corp.(a)(b)	20,654	239,586
InterDigital Inc.	10,040	568,565
Juniper Networks Inc.	103,133	2,357,620
KVH Industries Inc.(a)	4,058	36,238
Lumentum Holdings Inc.(a)(b)	22,799	1,856,523
Motorola Solutions Inc.	51,772	7,254,810
NETGEAR Inc.(a)	9,823	254,318
NetScout Systems Inc.(a)	22,429	573,285
Plantronics Inc.	10,312	151,380
Ribbon Communications Inc.(a)	15,237	59,881
Ubiquiti Inc.	2,601	454,031
ViaSat Inc.(a)	17,484	670,861
Viavi Solutions Inc.(a)	71,884	915,802

		87,773,224

Construction & Engineering — 0.2%
AECOM(a)(b)	47,133	1,771,258
Aegion Corp.(a)(b)	11,004	174,634
Ameresco Inc., Class A(a)(b)	5,517	153,262
API Group Corp.(a)(f)	42,352	514,577
Arcosa Inc.	14,397	607,553
Argan Inc.	4,301	203,781
Comfort Systems USA Inc.	11,892	484,599
Construction Partners Inc., Class A(a)	5,933	105,370
Dycom Industries Inc.(a)	9,300	380,277
Emcor Group Inc.	16,836	1,113,533
Fluor Corp.	42,414	512,361
Granite Construction Inc.	15,093	288,880
Great Lakes Dredge & Dock Corp.(a)	16,548	153,234
IES Holdings Inc.(a)	2,246	52,040
Jacobs Engineering Group Inc.	38,104	3,231,219
MasTec Inc.(a)(b)	18,521	831,037
MYR Group Inc.(a)	4,034	128,725
Northwest Pipe Co.(a)	2,894	72,553
NV5 Global Inc.(a)	3,064	155,743
Primoris Services Corp.	12,876	228,678
Quanta Services Inc.	43,846	1,720,079
Sterling Construction Co. Inc.(a)	7,585	79,415
Tutor Perini Corp.(a)(b)	10,968	133,590
Valmont Industries Inc.	6,668	757,618
WillScot Corp.(a)(b)	15,826	194,502

		14,048,518

Construction Materials — 0.1%
Eagle Materials Inc.	12,758	895,867
Forterra Inc.(a)(b)	5,422	60,510
Martin Marietta Materials Inc.	19,248	3,976,059
Summit Materials Inc., Class A(a)	35,928	577,722
U.S. Concrete Inc.(a)	4,777	118,470
U.S. Lime & Minerals Inc.	387	32,678
Vulcan Materials Co.	40,165	4,653,115

		10,314,421

Consumer Finance — 0.5%
Ally Financial Inc.	116,267	2,305,575
American Express Co.	199,329	18,976,121
Capital One Financial Corp.	137,885	8,630,222
Credit Acceptance Corp.(a)(b)	3,115	1,305,216
Curo Group Holdings Corp.	3,874	31,651
Discover Financial Services	93,276	4,672,195

Security	Shares	Value

Consumer Finance (continued)
Encore Capital Group Inc.(a)(b)	9,824	$335,784
Enova International Inc.(a)	11,314	168,239
EZCORP Inc., Class A, NVS(a)	13,314	83,878
FirstCash Inc.	12,556	847,279
Green Dot Corp., Class A(a)(b)	14,362	704,887
LendingClub Corp.(a)(b)	18,702	85,094
LendingTree Inc.(a)(b)	2,353	681,264
Navient Corp.	63,667	447,579
Nelnet Inc., Class A	4,988	238,127
OneMain Holdings Inc.	19,621	481,499
Oportun Financial Corp.(a)(b)	4,204	56,502
PRA Group Inc.(a)(b)	13,755	531,768
Regional Management Corp.(a)	3,068	54,334
Santander Consumer USA Holdings Inc.	22,966	422,804
SLM Corp.	113,862	800,450
Synchrony Financial	177,423	3,931,694
World Acceptance Corp.(a)(b)	2,135	139,885

		45,932,047

Containers & Packaging — 0.4%
Amcor PLC(a)	488,335	4,985,900
AptarGroup Inc.	20,029	2,242,847
Ardagh Group SA	5,469	70,605
Avery Dennison Corp.	25,461	2,904,846
Ball Corp.	97,120	6,748,869
Berry Global Group Inc.(a)	41,673	1,846,947
Crown Holdings Inc.(a)	39,988	2,604,419
Graphic Packaging Holding Co.	88,487	1,237,933
Greif Inc., Class A, NVS	7,122	245,068
Greif Inc., Class B	1,673	69,982
International Paper Co.	120,360	4,237,876
Myers Industries Inc.	10,967	159,570
O-I Glass Inc.	49,029	440,280
Packaging Corp. of America	28,733	2,867,553
Sealed Air Corp.	47,991	1,576,504
Silgan Holdings Inc.	24,790	802,948
Sonoco Products Co.	31,331	1,638,298
UFP Technologies Inc.(a)(b)	1,859	81,908
Westrock Co.	78,723	2,224,712

		36,987,065

Distributors — 0.1%
Core-Mark Holding Co. Inc.	12,789	319,150
Funko Inc., Class A(a)(b)	7,210	41,818
Genuine Parts Co.	43,247	3,760,759
LKQ Corp.(a)	94,850	2,485,070
Pool Corp.	11,750	3,194,472
Weyco Group Inc.	1,840	39,726

		9,840,995

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	17,460	543,879
American Public Education Inc.(a)	5,083	150,457
Bright Horizons Family Solutions Inc.(a)	17,703	2,074,792
Carriage Services Inc.	4,366	79,112
Chegg Inc.(a)	36,637	2,464,205
Collectors Universe Inc.	3,934	134,858
Franchise Group Inc.	5,797	126,838
frontdoor Inc.(a)(b)	25,695	1,139,059
Graham Holdings Co., Class B	1,332	456,436
Grand Canyon Education Inc.(a)	14,381	1,301,912
H&R Block Inc.	60,812	868,395

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
Houghton Mifflin Harcourt Co.(a)	30,328	$54,894
K12 Inc.(a)(b)	12,531	341,344
Laureate Education Inc., Class A(a)	35,820	356,946
OneSpaWorld Holdings Ltd.	13,684	65,273
Perdoceo Education Corp.(a)	22,699	361,595
Regis Corp.(a)(b)	8,709	71,240
Service Corp. International	54,070	2,102,782
ServiceMaster Global Holdings Inc.(a)(b)	40,839	1,457,544
Strategic Education Inc.	6,625	1,017,931
Vivint Smart Home Inc.(a)(b)	21,101	365,680
WW International Inc.(a)	13,150	333,747

		15,868,919

Diversified Financial Services — 1.2%
Alerus Financial Corp.	4,644	91,765
Banco Latinoamericano de Comercio Exterior SA, Class E	7,866	90,459
Berkshire Hathaway Inc., Class B(a)	594,414	106,108,843
Cannae Holdings Inc.(a)	24,945	1,025,240
Equitable Holdings Inc.	126,304	2,436,404
Jefferies Financial Group Inc.	68,973	1,072,530
Marlin Business Services Corp.	2,294	19,407
Voya Financial Inc.	38,232	1,783,523

		112,628,171

Diversified Telecommunication Services — 1.6%
Anterix Inc.(a)	3,454	156,604
AT&T Inc.	2,174,113	65,723,436
ATN International Inc.	3,412	206,665
Bandwidth Inc., Class A(a)(b)	5,801	736,727
CenturyLink Inc.	336,575	3,375,847
Cincinnati Bell Inc.(a)(b)	14,028	208,316
Cogent Communications Holdings Inc.	13,039	1,008,697
Consolidated Communications Holdings Inc.(a)	18,114	122,632
GCI Liberty Inc., Class A(a)(b)	30,208	2,148,393
IDT Corp., Class B(a)	9,185	59,978
Iridium Communications Inc.(a)	35,571	904,926
Liberty Latin America Ltd., Class A(a)	12,925	125,631
Liberty Latin America Ltd., Class C, NVS(a)(b)	33,755	318,647
Ooma Inc.(a)(b)	9,022	148,683
ORBCOMM Inc.(a)(b)	21,454	82,598
Verizon Communications Inc.	1,263,316	69,646,611
Vonage Holdings Corp.(a)	70,901	713,264

		145,687,655

Electric Utilities — 1.7%
Allete Inc.	15,823	864,094
Alliant Energy Corp.	74,403	3,559,440
American Electric Power Co. Inc.	151,610	12,074,220
Avangrid Inc.	16,731	702,367
Duke Energy Corp.	224,518	17,936,743
Edison International	108,281	5,880,741
El Paso Electric Co	12,555	841,185
Entergy Corp.	61,517	5,770,910
Evergy Inc.	68,885	4,084,192
Eversource Energy	102,630	8,546,000
Exelon Corp.	297,653	10,801,827
FirstEnergy Corp.	166,842	6,470,133
Hawaiian Electric Industries Inc.	32,885	1,185,833
Idacorp Inc.	15,640	1,366,467
MGE Energy Inc.	10,644	686,645
NextEra Energy Inc.	149,203	35,834,085

Security	Shares	Value

Electric Utilities (continued)
NRG Energy Inc.	74,004	$2,409,570
OGE Energy Corp.	62,187	1,887,997
Otter Tail Corp.	11,844	459,429
PG&E Corp.(a)(b)	160,528	1,423,883
Pinnacle West Capital Corp.	34,797	2,550,272
PNM Resources Inc.	24,643	947,277
Portland General Electric Co.	28,210	1,179,460
PPL Corp.	237,236	6,130,178
Southern Co. (The)	320,753	16,631,043
Spark Energy Inc., Class A	1,686	11,920
Xcel Energy Inc.	160,020	10,001,250

		160,237,161

Electrical Equipment — 0.5%
Acuity Brands Inc.	11,832	1,132,796
Allied Motion Technologies Inc.(b)	1,753	61,881
American Superconductor Corp.(a)(b)	10,420	84,715
AMETEK Inc.	70,310	6,283,605
Atkore International Group Inc.(a)	13,402	366,545
AZZ Inc.	7,536	258,635
Bloom Energy Corp., Class A(a)(b)	16,595	180,554
Eaton Corp. PLC	121,866	10,660,838
Emerson Electric Co.	181,340	11,248,520
Encore Wire Corp.	5,779	282,131
EnerSys	12,986	836,039
FuelCell Energy Inc.(a)(b)	64,385	145,510
Generac Holdings Inc.(a)	18,936	2,308,866
GrafTech International Ltd.(b)	18,266	145,763
Hubbell Inc.	16,475	2,065,306
nVent Electric PLC	45,306	848,581
Plug Power Inc.(a)(b)	101,344	832,034
Powell Industries Inc.	2,415	66,147
Preformed Line Products Co.	731	36,557
Regal Beloit Corp.	12,221	1,067,138
Rockwell Automation Inc.	35,193	7,496,109
Sensata Technologies Holding PLC(a)	47,818	1,780,264
Sunrun Inc.(a)	33,779	666,122
Thermon Group Holdings Inc.(a)	9,900	144,243
TPI Composites Inc.(a)	8,719	203,763
Vertiv Holdings Co.(a)	60,631	822,156
Vicor Corp.(a)	5,293	380,831
Vivint Solar Inc.(a)(b)	17,230	170,577

		50,576,226

Electronic Equipment, Instruments & Components — 0.7%
Akoustis Technologies Inc.(a)(b)	12,533	103,899
Amphenol Corp., Class A	87,892	8,420,932
Arlo Technologies Inc.(a)	24,434	63,040
Arrow Electronics Inc.(a)	24,703	1,696,849
Avnet Inc.	31,158	868,841
Badger Meter Inc.	9,472	595,978
Bel Fuse Inc., Class B, NVS	3,055	32,780
Belden Inc.	12,056	392,423
Benchmark Electronics Inc.	12,022	259,675
CDW Corp./DE	43,178	5,016,420
Cognex Corp.	50,853	3,036,941
Coherent Inc.(a)	7,217	945,283
Corning Inc.	231,673	6,000,331
CTS Corp.	9,317	186,713
Daktronics Inc.	10,091	43,896
Dolby Laboratories Inc., Class A	19,542	1,287,232

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ePlus Inc.(a)	4,262	$301,238
Fabrinet(a)	10,589	660,965
FARO Technologies Inc.(a)	4,781	256,262
Fitbit Inc., Class A(a)	73,681	475,979
FLIR Systems Inc.	41,865	1,698,463
II-VI Inc.(a)	26,938	1,272,012
Insight Enterprises Inc.(a)	11,511	566,341
IPG Photonics Corp.(a)(b)	11,130	1,785,141
Iteris Inc.(a)	12,355	58,748
Itron Inc.(a)	12,132	803,745
Jabil Inc.	45,498	1,459,576
Keysight Technologies Inc.(a)	56,938	5,738,212
Kimball Electronics Inc.(a)	6,841	92,627
Knowles Corp.(a)	23,284	355,314
Littelfuse Inc.	7,096	1,210,790
Methode Electronics Inc.	10,442	326,417
MTS Systems Corp.	5,986	105,294
Napco Security Technologies Inc.(a)(b)	4,273	99,945
National Instruments Corp.	39,364	1,523,780
nLight Inc.(a)(b)	12,281	273,375
Novanta Inc.(a)	10,116	1,080,085
OSI Systems Inc.(a)(b)	5,436	405,743
PAR Technology Corp.(a)(b)	3,503	104,845
PC Connection Inc.	2,621	121,510
Plexus Corp.(a)	8,380	591,293
Rogers Corp.(a)	5,568	693,773
Sanmina Corp.(a)	20,322	508,863
ScanSource Inc.(a)	7,563	182,193
SYNNEX Corp.	12,323	1,475,926
Trimble Inc.(a)	76,806	3,317,251
TTM Technologies Inc.(a)(b)	27,091	321,299
Vishay Intertechnology Inc.	42,635	651,036
Vishay Precision Group Inc.(a)	3,296	81,016
Zebra Technologies Corp., Class A(a)	15,973	4,088,289

		61,638,579

Energy Equipment & Services — 0.2%
Archrock Inc.	39,510	256,420
Baker Hughes Co.	198,753	3,058,809
Cactus Inc., Class A	14,156	292,038
ChampionX Corp.(a)	44,084	430,260
DMC Global Inc.	4,045	111,642
Dril-Quip Inc.(a)	11,212	334,005
Exterran Corp.(a)	9,594	51,712
Frank’s International NV(a)	34,453	76,830
FTS International Inc.(a)(b)	1	7
Halliburton Co.	268,729	3,488,102
Helix Energy Solutions Group Inc.(a)	40,216	139,550
Helmerich & Payne Inc.	32,785	639,635
Liberty Oilfield Services Inc., Class A	13,233	72,517
Matrix Service Co.(a)	7,138	69,381
Nabors Industries Ltd.	2,268	83,961
National Energy Services Reunited Corp.(a)(b)	10,324	71,029
National Oilwell Varco Inc.	119,168	1,459,808
Newpark Resources Inc.(a)(b)	24,919	55,569
NexTier Oilfield Solutions Inc.(a)	45,899	112,453
Oceaneering International Inc.(a)	27,874	178,115
Oil States International Inc.(a)(b)	17,700	84,075
Patterson-UTI Energy Inc.	60,396	209,574
ProPetro Holding Corp.(a)	22,551	115,912
RPC Inc.	16,913	52,092

Security	Shares	Value

Energy Equipment & Services (continued)
Schlumberger Ltd.	427,212	$7,856,429
SEACOR Holdings Inc.(a)	6,204	175,697
Select Energy Services Inc., Class A(a)(b)	17,453	85,520
Solaris Oilfield Infrastructure Inc., Class A	9,857	73,139
Tidewater Inc.(a)	10,454	58,438
Transocean Ltd.(a)(b)	175,200	320,616
U.S. Silica Holdings Inc.	24,008	86,669

		20,100,004

Entertainment — 1.9%
Activision Blizzard Inc.	233,676	17,736,009
AMC Entertainment Holdings Inc., Class A(b)	15,637	67,083
Cinemark Holdings Inc.	32,937	380,422
Electronic Arts Inc.(a)	86,923	11,478,182
Eros International PLC(a)(b)	34,021	107,506
Gaia Inc.(a)(b)	3,897	32,657
Glu Mobile Inc.(a)	39,731	368,306
IMAX Corp.(a)	16,709	187,308
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	2,939	59,015
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	9,687	191,221
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	7,256	211,730
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	61,075	1,936,688
Lions Gate Entertainment Corp., Class A(a)	15,972	118,353
Lions Gate Entertainment Corp., Class B, NVS(a)	30,474	208,138
Live Nation Entertainment Inc.(a)	43,158	1,913,194
LiveXLive Media Inc.(a)(b)	8,173	29,586
Madison Square Garden Entertainment Corp.(a)	5,912	443,400
Madison Square Garden Sports Corp.(a)	5,966	876,346
Marcus Corp. (The)	7,927	105,191
Netflix Inc.(a)	129,626	58,985,015
Roku Inc.(a)(b)	30,953	3,606,953
Spotify Technology SA(a)	40,054	10,341,542
Take-Two Interactive Software Inc.(a)	34,665	4,838,194
Walt Disney Co. (The)	551,021	61,444,352
World Wrestling Entertainment Inc., Class A	13,091	568,804
Zynga Inc., Class A(a)	267,968	2,556,415

		178,791,610

Equity Real Estate Investment Trusts (REITs) — 3.5%
Acadia Realty Trust	26,679	346,293
Agree Realty Corp.	16,097	1,057,734
Alexander & Baldwin Inc.	22,432	273,446
Alexander’s Inc.	670	161,403
Alexandria Real Estate Equities Inc.	38,113	6,183,834
American Assets Trust Inc.	13,985	389,342
American Campus Communities Inc.	41,878	1,464,055
American Finance Trust Inc.	32,194	255,459
American Homes 4 Rent, Class A	80,297	2,159,989
American Tower Corp.	134,479	34,768,201
Americold Realty Trust	60,924	2,211,541
Apartment Investment & Management Co., Class A	45,464	1,711,265
Apple Hospitality REIT Inc.	61,524	594,322
Armada Hoffler Properties Inc.	16,815	167,309
AvalonBay Communities Inc.	42,885	6,631,736
Bluerock Residential Growth REIT Inc.	5,533	44,707
Boston Properties Inc.	47,305	4,275,426
Brandywine Realty Trust	55,716	606,747
Brixmor Property Group Inc.	90,206	1,156,441
Brookfield Property REIT Inc., Class A	22,488	223,981
BRT Apartments Corp.	6,139	66,424

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	28,278	$2,579,519
CareTrust REIT Inc.	28,733	493,058
CatchMark Timber Trust Inc., Class A	19,130	169,301
Chatham Lodging Trust	14,502	88,752
CIM Commercial Trust Corp.	7,123	76,786
City Office REIT Inc.	14,583	146,705
Clipper Realty Inc.	7,508	60,815
Colony Capital Inc.	145,990	350,376
Columbia Property Trust Inc.	36,201	475,681
Community Healthcare Trust Inc.	6,530	267,077
CoreCivic Inc.	34,364	321,647
CorEnergy Infrastructure Trust Inc.	4,360	39,894
CorePoint Lodging Inc.	12,925	54,414
CoreSite Realty Corp.	12,668	1,533,588
Corporate Office Properties Trust	33,611	851,703
Cousins Properties Inc.	44,770	1,335,489
Crown Castle International Corp.	126,650	21,194,878
CubeSmart	58,253	1,572,249
CyrusOne Inc.	35,057	2,550,397
DiamondRock Hospitality Co.	60,802	336,235
Digital Realty Trust Inc.	81,397	11,567,328
Diversified Healthcare Trust	72,685	321,631
Douglas Emmett Inc.	50,608	1,551,641
Duke Realty Corp.	113,223	4,006,962
Easterly Government Properties Inc.	22,824	527,691
EastGroup Properties Inc.	11,480	1,361,643
Empire State Realty Trust Inc., Class A	43,533	304,731
EPR Properties	23,264	770,736
Equinix Inc.	26,790	18,814,617
Equity Commonwealth	36,212	1,166,026
Equity LifeStyle Properties Inc.	52,817	3,300,006
Equity Residential	112,954	6,643,954
Essential Properties Realty Trust Inc.	26,185	388,585
Essex Property Trust Inc.	20,152	4,618,234
Extra Space Storage Inc.	38,580	3,563,635
Farmland Partners Inc.	9,680	66,308
Federal Realty Investment Trust	22,934	1,954,206
First Industrial Realty Trust Inc.	38,690	1,487,244
Four Corners Property Trust Inc.	19,973	487,341
Franklin Street Properties Corp.	31,577	160,727
Front Yard Residential Corp.	15,646	136,120
Gaming and Leisure Properties Inc.	60,948	2,108,801
GEO Group Inc. (The)	35,901	424,709
Getty Realty Corp.	9,902	293,891
Gladstone Commercial Corp.	11,047	207,131
Gladstone Land Corp.	6,720	106,579
Global Medical REIT Inc.	13,133	148,797
Global Net Lease Inc.	28,564	477,876
Healthcare Realty Trust Inc.	41,162	1,205,635
Healthcare Trust of America Inc., Class A(b)	66,692	1,768,672
Healthpeak Properties Inc.	164,124	4,523,257
Hersha Hospitality Trust	10,777	62,076
Highwoods Properties Inc.	30,503	1,138,677
Host Hotels & Resorts Inc.(b)	219,970	2,373,476
Hudson Pacific Properties Inc.	46,038	1,158,316
Independence Realty Trust Inc.	27,915	320,743
Industrial Logistics Properties Trust	18,529	380,771
Innovative Industrial Properties Inc.	4,972	437,635
Investors Real Estate Trust	3,420	241,076
Invitation Homes Inc.	163,265	4,494,685

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Iron Mountain Inc.	87,360	$2,280,096
iStar Inc.	17,941	221,033
JBG SMITH Properties	37,119	1,097,609
Jernigan Capital Inc.	6,896	94,337
Kilroy Realty Corp.	34,952	2,051,682
Kimco Realty Corp.	123,633	1,587,448
Kite Realty Group Trust	23,141	267,047
Lamar Advertising Co., Class A	26,184	1,748,044
Lexington Realty Trust	72,898	769,074
Life Storage Inc.	14,023	1,331,484
LTC Properties Inc.	11,129	419,229
Macerich Co. (The)(b)	44,467	398,869
Mack-Cali Realty Corp.	27,166	415,368
Medical Properties Trust Inc.	156,688	2,945,734
Mid-America Apartment Communities Inc.	35,216	4,038,219
Monmouth Real Estate Investment Corp.	30,929	448,161
National Health Investors Inc.	12,775	775,698
National Retail Properties Inc.	52,218	1,852,695
National Storage Affiliates Trust	17,573	503,642
New Senior Investment Group Inc.	24,471	88,585
NexPoint Residential Trust Inc.	7,006	247,662
Office Properties Income Trust	14,324	371,994
Omega Healthcare Investors Inc.	68,761	2,044,265
One Liberty Properties Inc.	3,337	58,798
Outfront Media Inc.	43,976	623,140
Paramount Group Inc.	64,169	494,743
Park Hotels & Resorts Inc.	74,252	734,352
Pebblebrook Hotel Trust	38,776	529,680
Physicians Realty Trust	56,366	987,532
Piedmont Office Realty Trust Inc., Class A	38,179	634,153
PotlatchDeltic Corp.	19,637	746,795
Preferred Apartment Communities Inc., Class A	11,037	83,881
Prologis Inc.	224,357	20,939,239
PS Business Parks Inc.	5,943	786,853
Public Storage	45,539	8,738,479
QTS Realty Trust Inc., Class A	18,280	1,171,565
Rayonier Inc.	42,683	1,058,112
Realty Income Corp.	104,696	6,229,412
Regency Centers Corp.	50,283	2,307,487
Retail Opportunity Investments Corp.	32,704	370,536
Retail Properties of America Inc., Class A	62,802	459,711
Retail Value Inc.	4,774	59,007
Rexford Industrial Realty Inc.	35,328	1,463,639
RLJ Lodging Trust(b)	51,676	487,821
RPT Realty	20,924	145,631
Ryman Hospitality Properties Inc.	15,987	553,150
Sabra Health Care REIT Inc.	60,386	871,370
Safehold Inc.	3,961	227,718
Saul Centers Inc.	3,630	117,140
SBA Communications Corp.	33,662	10,028,583
Seritage Growth Properties, Class A(a)(b)	9,608	109,531
Service Properties Trust	48,493	343,815
Simon Property Group Inc.	92,622	6,333,492
SITE Centers Corp.	44,687	361,965
SL Green Realty Corp.	24,512	1,208,197
Spirit Realty Capital Inc.	30,274	1,055,352
STAG Industrial Inc.	45,883	1,345,290
STORE Capital Corp.	65,172	1,551,745
Summit Hotel Properties Inc.	33,002	195,702
Sun Communities Inc.	29,414	3,990,892

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sunstone Hotel Investors Inc.	70,434	$574,037
Tanger Factory Outlet Centers Inc.(b)	26,367	187,997
Taubman Centers Inc.	17,394	656,797
Terreno Realty Corp.	20,876	1,098,913
UDR Inc.	88,552	3,310,074
UMH Properties Inc.	10,970	141,842
Uniti Group Inc.	58,198	544,151
Universal Health Realty Income Trust	3,701	294,193
Urban Edge Properties	34,014	403,746
Urstadt Biddle Properties Inc., Class A	10,404	123,600
Ventas Inc.	113,745	4,165,342
VEREIT Inc.	331,912	2,134,194
VICI Properties Inc.	140,977	2,846,326
Vornado Realty Trust	53,252	2,034,759
Washington REIT	26,753	593,917
Weingarten Realty Investors	36,379	688,655
Welltower Inc.	125,566	6,498,041
Weyerhaeuser Co.	229,420	5,152,773
Whitestone REIT	10,365	75,354
WP Carey Inc.	52,645	3,561,434
Xenia Hotels & Resorts Inc.	34,639	323,182

		323,132,198

Food & Staples Retailing — 1.4%
Andersons Inc. (The)	11,090	152,598
BJ’s Wholesale Club Holdings Inc.(a)	41,421	1,543,761
Casey’s General Stores Inc.	11,244	1,681,203
Chefs’ Warehouse Inc. (The)(a)(b)	8,498	115,403
Costco Wholesale Corp.	134,536	40,792,661
Grocery Outlet Holding Corp.(a)(b)	21,416	873,773
HF Foods Group Inc.(a)	10,753	97,315
Ingles Markets Inc., Class A	4,802	206,822
Kroger Co. (The)	235,686	7,977,971
Natural Grocers by Vitamin Cottage Inc.(b)	2,070	30,802
Performance Food Group Co.(a)	39,216	1,142,754
PriceSmart Inc.	6,691	403,668
Rite Aid Corp.(a)	16,542	282,206
SpartanNash Co.	10,155	215,794
Sprouts Farmers Market Inc.(a)	34,639	886,412
Sysco Corp.	147,641	8,070,057
U.S. Foods Holding Corp.(a)	65,638	1,294,381
United Natural Foods Inc.(a)	15,055	274,151
Village Super Market Inc., Class A	1,404	38,919
Walgreens Boots Alliance Inc.	223,258	9,463,907
Walmart Inc.	424,858	50,889,491
Weis Markets Inc.	3,086	154,670

		126,588,719

Food Products — 1.1%
Alico Inc.	984	30,661
Archer-Daniels-Midland Co.	170,828	6,816,037
B&G Foods Inc.	18,990	462,976
Beyond Meat Inc.(a)(b)	15,679	2,100,672
Bunge Ltd.	41,386	1,702,206
Calavo Growers Inc.	4,686	294,796
Cal-Maine Foods Inc.(a)	9,395	417,890
Campbell Soup Co.	53,414	2,650,937
Conagra Brands Inc.	148,045	5,206,743
Darling Ingredients Inc.(a)	50,677	1,247,668
Farmer Bros. Co.(a)	1,879	13,792
Flowers Foods Inc.	58,962	1,318,390

Security	Shares	Value

Food Products (continued)
Fresh Del Monte Produce Inc.	10,100	$248,662
Freshpet Inc.(a)(b)	11,154	933,144
General Mills Inc.	184,877	11,397,667
Hain Celestial Group Inc. (The)(a)(b)	26,368	830,856
Hershey Co. (The)	44,405	5,755,776
Hormel Foods Corp.	86,028	4,152,572
Hostess Brands Inc.(a)(b)	36,280	443,342
Ingredion Inc.	20,156	1,672,948
J&J Snack Foods Corp.	4,643	590,265
JM Smucker Co. (The)	34,124	3,610,660
John B Sanfilippo & Son Inc.	2,202	187,897
Kellogg Co.	75,939	5,016,530
Kraft Heinz Co. (The)	197,136	6,286,667
Lamb Weston Holdings Inc.	45,211	2,890,339
Lancaster Colony Corp.	5,726	887,473
Landec Corp.(a)	7,180	57,153
Limoneira Co.	5,329	77,217
McCormick & Co. Inc./MD, NVS	37,902	6,799,998
Mondelez International Inc., Class A	430,461	22,009,471
Pilgrim’s Pride Corp.(a)	16,798	283,718
Post Holdings Inc.(a)	20,335	1,781,753
Sanderson Farms Inc.	5,897	683,403
Seaboard Corp.	75	220,036
Seneca Foods Corp., Class A(a)	2,427	82,057
Simply Good Foods Co. (The)(a)(b)	25,422	472,341
Tootsie Roll Industries Inc.	4,297	147,258
TreeHouse Foods Inc.(a)	17,677	774,253
Tyson Foods Inc., Class A	88,299	5,272,333

		105,828,557

Gas Utilities — 0.1%
Atmos Energy Corp.	37,267	3,711,048
Brookfield Infrastructure Corp., Class A	9,837	447,977
Chesapeake Utilities Corp.	5,105	428,820
National Fuel Gas Co.	25,241	1,058,355
New Jersey Resources Corp.	29,713	970,130
Northwest Natural Holding Co.	9,736	543,171
ONE Gas Inc.	16,275	1,253,989
RGC Resources Inc.	2,785	67,313
South Jersey Industries Inc.	28,782	719,262
Southwest Gas Holdings Inc.	17,015	1,174,886
Spire Inc.	15,238	1,001,289
UGI Corp.	63,386	2,015,675

		13,391,915

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	526,990	48,182,696
ABIOMED Inc.(a)(b)	13,486	3,257,678
Accelerate Diagnostics Inc.(a)(b)	6,203	94,037
Accuray Inc.(a)(b)	19,821	40,237
Align Technology Inc.(a)	23,763	6,521,518
Alphatec Holdings Inc.(a)	16,436	77,249
AngioDynamics Inc.(a)(b)	11,480	116,752
Antares Pharma Inc.(a)	42,097	115,767
Apyx Medical Corp.(a)	15,314	84,993
AtriCure Inc.(a)	11,075	497,821
Atrion Corp.	382	243,338
Avanos Medical Inc.(a)	13,558	398,470
Axogen Inc.(a)(b)	9,335	86,255
Axonics Modulation Technologies Inc.(a)(b)	9,211	323,398
Baxter International Inc.	155,170	13,360,137

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Becton Dickinson and Co	82,250	$19,679,957
BioSig Technologies Inc.(a)	8,173	58,846
Boston Scientific Corp.(a)	428,534	15,045,829
Cantel Medical Corp.	11,185	494,713
Cardiovascular Systems Inc.(a)	11,222	354,054
Cerus Corp.(a)(b)	43,650	288,090
Co-Diagnostics Inc.(a)(b)	7,844	151,781
CONMED Corp.(b)	7,889	567,929
Cooper Companies Inc. (The)	14,913	4,229,923
CryoLife Inc.(a)	11,892	227,970
CryoPort Inc.(a)(b)	8,284	250,591
Cutera Inc.(a)	4,588	55,836
CytoSorbents Corp.(a)(b)	8,428	83,437
Danaher Corp.	190,863	33,750,304
Dentsply Sirona Inc.	67,746	2,984,889
DexCom Inc.(a)	27,822	11,279,039
Edwards Lifesciences Corp.(a)	187,925	12,987,497
Envista Holdings Corp.(a)(b)	48,545	1,023,814
GenMark Diagnostics Inc.(a)	20,044	294,847
Glaukos Corp.(a)(b)	12,091	464,536
Globus Medical Inc., Class A(a)	22,443	1,070,755
Haemonetics Corp.(a)	15,416	1,380,657
Heska Corp.(a)(b)	2,133	198,732
Hill-Rom Holdings Inc.	20,667	2,268,823
Hologic Inc.(a)	78,040	4,448,280
ICU Medical Inc.(a)	5,794	1,067,892
IDEXX Laboratories Inc.(a)	25,610	8,455,398
Inogen Inc.(a)	5,245	186,302
Insulet Corp.(a)	19,179	3,725,712
Integer Holdings Corp.(a)(b)	10,244	748,324
Integra LifeSciences Holdings Corp.(a)	21,711	1,020,200
IntriCon Corp.(a)(b)	2,063	27,892
Intuitive Surgical Inc.(a)	35,337	20,136,083
Invacare Corp.	8,915	56,789
iRhythm Technologies Inc.(a)(b)	7,810	905,101
Lantheus Holdings Inc.(a)	13,337	190,719
LeMaitre Vascular Inc.	5,340	140,976
LivaNova PLC(a)	15,081	725,848
Masimo Corp.(a)	14,361	3,274,164
Medtronic PLC	408,958	37,501,449
Meridian Bioscience Inc.(a)	11,367	264,737
Merit Medical Systems Inc.(a)(b)	15,896	725,652
Mesa Laboratories Inc.	1,190	257,992
Misonix Inc.(a)	3,831	51,987
Natus Medical Inc.(a)	9,949	217,087
Neogen Corp.(a)	15,906	1,234,306
Nevro Corp.(a)	9,470	1,131,381
Novocure Ltd.(a)	30,244	1,793,469
NuVasive Inc.(a)	16,204	901,915
OraSure Technologies Inc.(a)	18,383	213,794
Orthofix Medical Inc.(a)	5,186	165,952
OrthoPediatrics Corp.(a)(b)	3,205	140,251
Penumbra Inc.(a)(b)	9,639	1,723,646
Pulse Biosciences Inc.(a)(b)	2,655	27,771
Quidel Corp.(a)	11,021	2,465,839
Quotient Ltd.(a)	18,299	135,413
ResMed Inc.	43,698	8,390,016
Rockwell Medical Inc.(a)(b)	15,165	29,572
RTI Surgical Holdings Inc.(a)(b)	15,876	50,486
SeaSpine Holdings Corp.(a)	6,526	68,327

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Shockwave Medical Inc.(a)	7,738	$366,549
SI-BONE Inc.(a)	3,620	57,703
Sientra Inc.(a)(b)	11,675	45,182
Silk Road Medical Inc.(a)(b)	9,611	402,605
STAAR Surgical Co.(a)(b)	12,846	790,543
Steris PLC	25,992	3,988,212
Stryker Corp.	105,752	19,055,453
Surmodics Inc.(a)	4,303	186,062
Tactile Systems Technology Inc.(a)(b)	5,295	219,372
Tandem Diabetes Care Inc.(a)(b)	16,803	1,662,153
Teleflex Inc.	14,223	5,176,887
TransMedics Group Inc.(a)(b)	3,161	56,645
Utah Medical Products Inc.	939	83,214
Vapotherm Inc.(a)	4,839	198,351
Varex Imaging Corp.(a)(b)	11,074	167,771
Varian Medical Systems Inc.(a)	28,315	3,469,154
ViewRay Inc.(a)(b)	23,453	52,535
West Pharmaceutical Services Inc.	22,285	5,062,483
Wright Medical Group NV(a)	39,809	1,183,123
Zimmer Biomet Holdings Inc.	63,045	7,525,051
Zynex Inc.(a)	6,370	158,422

		335,101,387

Health Care Providers & Services — 2.6%
1Life Healthcare Inc.(a)(b)	5,864	212,980
Acadia Healthcare Co. Inc.(a)(b)	25,818	648,548
Addus HomeCare Corp.(a)	3,940	364,686
Amedisys Inc.(a)(b)	9,451	1,876,402
American Renal Associates Holdings Inc.(a)(b)	2,490	16,235
AmerisourceBergen Corp.	44,350	4,469,149
AMN Healthcare Services Inc.(a)	13,695	619,562
Anthem Inc.	76,929	20,230,788
BioTelemetry Inc.(a)	10,190	460,486
Brookdale Senior Living Inc.(a)	55,657	164,188
Cardinal Health Inc.	90,467	4,721,473
Catasys Inc.(a)(b)	4,111	101,706
Centene Corp.(a)	174,980	11,119,979
Chemed Corp.	4,746	2,140,778
Cigna Corp.(a)	110,327	20,702,862
Community Health Systems Inc.(a)(b)	33,499	100,832
CorVel Corp.(a)	2,317	164,252
Covetrus Inc.(a)	29,354	525,143
Cross Country Healthcare Inc.(a)	13,493	83,117
CVS Health Corp.	399,872	25,979,684
DaVita Inc.(a)	25,227	1,996,465
Encompass Health Corp.	30,503	1,889,051
Ensign Group Inc. (The)	15,424	645,494
Enzo Biochem Inc.(a)	11,433	25,610
Guardant Health Inc.(a)(b)	22,599	1,833,457
Hanger Inc.(a)	10,877	180,123
HCA Healthcare Inc.	81,207	7,881,951
HealthEquity Inc.(a)	20,515	1,203,615
Henry Schein Inc.(a)	43,381	2,533,017
Humana Inc.	40,278	15,617,794
Joint Corp. (The)(a)	5,019	76,640
Laboratory Corp. of America Holdings(a)	29,710	4,935,128
LHC Group Inc.(a)	9,212	1,605,836
Magellan Health Inc.(a)	7,080	516,698
McKesson Corp.	49,189	7,546,576
MEDNAX Inc.(a)(b)	23,328	398,909
Molina Healthcare Inc.(a)	17,917	3,188,868

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
National HealthCare Corp.	3,963	$251,413
National Research Corp.	4,223	245,821
Option Care Health Inc.(a)(b)	12,298	170,696
Owens & Minor Inc.	17,661	134,577
Patterson Companies Inc.	24,227	532,994
Pennant Group Inc. (The)(a)	7,749	175,127
PetIQ Inc.(a)(b)	5,884	204,999
Premier Inc., Class A(a)	18,782	643,847
Progyny Inc.(a)	7,969	205,680
Providence Service Corp. (The)(a)	3,443	271,687
Quest Diagnostics Inc.	40,476	4,612,645
R1 RCM Inc.(a)(b)	29,409	327,910
RadNet Inc.(a)	10,857	172,301
Select Medical Holdings Corp.(a)	34,238	504,326
Surgery Partners Inc.(a)(b)	9,912	114,682
Tenet Healthcare Corp.(a)	30,962	560,722
Tivity Health Inc.(a)(b)	13,198	149,533
Triple-S Management Corp., Class B(a)	7,193	136,811
U.S. Physical Therapy Inc.	3,990	323,270
UnitedHealth Group Inc.	287,819	84,892,214
Universal Health Services Inc., Class B	22,407	2,081,386
Viemed Healthcare Inc.(a)	10,396	99,802

		243,590,525

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)	53,105	359,521
Cerner Corp.	92,622	6,349,238
Change Healthcare Inc.(a)	69,140	774,368
Computer Programs & Systems Inc.	3,077	70,125
Evolent Health Inc., Class A(a)(b)	19,398	138,114
Health Catalyst Inc.(a)(b)	9,759	284,670
HealthStream Inc.(a)	7,788	172,349
HMS Holdings Corp.(a)	26,692	864,554
Inovalon Holdings Inc., Class A(a)(b)	23,431	451,281
Inspire Medical Systems Inc.(a)	7,916	688,850
Livongo Health Inc.(a)(b)	15,731	1,182,814
NextGen Healthcare Inc.(a)	14,904	163,646
Omnicell Inc.(a)	13,070	923,003
OptimizeRx Corp.(a)(b)	5,841	76,108
Phreesia Inc.(a)	8,322	235,346
Schrodinger Inc.(a)(b)	4,209	385,418
Simulations Plus Inc.(b)	3,235	193,518
Tabula Rasa HealthCare Inc.(a)(b)	5,333	291,875
Teladoc Health Inc.(a)(b)	22,185	4,233,785
Veeva Systems Inc., Class A(a)	40,664	9,532,455
Vocera Communications Inc.(a)(b)	8,825	187,090

		27,558,128

Hotels, Restaurants & Leisure — 1.7%
Accel Entertainment Inc.(a)	12,768	122,956
Aramark	69,448	1,567,441
BBX Capital Corp.	20,666	52,492
Biglari Holdings Inc., Class B, NVS(a)	280	19,314
BJ’s Restaurants Inc.	6,819	142,790
Bloomin’ Brands Inc.	26,002	277,181
Bluegreen Vacations Corp.	4,450	24,119
Boyd Gaming Corp.	23,784	497,086
Brinker International Inc.	10,588	254,112
Caesars Entertainment Corp.(a)	176,671	2,143,019
Carnival Corp.(b)	143,212	2,351,541
Carrols Restaurant Group Inc.(a)	12,485	60,427

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Century Casinos Inc.(a)	6,149	$25,518
Cheesecake Factory Inc. (The)(b)	13,115	300,596
Chipotle Mexican Grill Inc.(a)	8,479	8,922,961
Choice Hotels International Inc.	10,713	845,256
Churchill Downs Inc.	11,496	1,530,692
Chuy’s Holdings Inc.(a)	4,438	66,037
Cracker Barrel Old Country Store Inc.	7,298	809,421
Darden Restaurants Inc.	39,802	3,015,798
Dave & Buster’s Entertainment Inc.	11,212	149,456
Del Taco Restaurants Inc.(a)	12,057	71,498
Denny’s Corp.(a)(b)	19,704	199,010
Dine Brands Global Inc.	5,124	215,720
Domino’s Pizza Inc.	11,857	4,380,450
Dunkin’ Brands Group Inc.	26,069	1,700,481
El Pollo Loco Holdings Inc.(a)(b)	8,287	122,316
Eldorado Resorts Inc.(a)(b)	24,198	969,372
Everi Holdings Inc.(a)(b)	18,667	96,322
Extended Stay America Inc.	56,605	633,410
Fiesta Restaurant Group Inc.(a)	8,108	51,729
Golden Entertainment Inc.(a)	5,915	52,762
Hilton Grand Vacations Inc.(a)(b)	26,188	511,975
Hilton Worldwide Holdings Inc.	84,000	6,169,800
Hyatt Hotels Corp., Class A	11,380	572,300
International Game Technology PLC	28,251	251,434
Jack in the Box Inc.	7,416	549,451
Las Vegas Sands Corp.	103,085	4,694,491
Lindblad Expeditions Holdings Inc.(a)	9,165	70,754
Marriott International Inc./MD, Class A	81,817	7,014,171
Marriott Vacations Worldwide Corp.	12,223	1,004,853
McDonald’s Corp.	226,967	41,868,603
MGM Resorts International	147,541	2,478,689
Monarch Casino & Resort Inc.(a)	4,097	139,626
Nathan’s Famous Inc.	885	49,772
Noodles & Co.(a)	3,488	21,102
Norwegian Cruise Line Holdings Ltd.(a)(b)	77,033	1,265,652
Papa John’s International Inc.	9,793	777,662
Penn National Gaming Inc.(a)(b)	40,494	1,236,687
Planet Fitness Inc., Class A(a)	25,240	1,528,787
PlayAGS Inc.(a)	6,782	22,923
RCI Hospitality Holdings Inc.(b)	3,285	45,530
Red Robin Gourmet Burgers Inc.(a)	4,085	41,667
Red Rock Resorts Inc., Class A	19,929	217,425
Royal Caribbean Cruises Ltd.	52,746	2,653,124
Ruth’s Hospitality Group Inc.	9,510	77,602
Scientific Games Corp./DE, Class A(a)	18,465	285,469
SeaWorld Entertainment Inc.(a)	15,791	233,865
Shake Shack Inc., Class A(a)(b)	10,613	562,277
Six Flags Entertainment Corp.	24,083	462,634
Starbucks Corp.	356,328	26,222,178
Target Hospitality Corp.(a)(b)	9,917	16,760
Texas Roadhouse Inc.	20,886	1,097,977
Twin River Worldwide Holdings Inc.	6,309	140,628
Vail Resorts Inc.	12,450	2,267,768
Wendy’s Co. (The)	58,740	1,279,357
Wingstop Inc.	9,343	1,298,397
Wyndham Destinations Inc.	27,190	766,214
Wyndham Hotels & Resorts Inc.	27,607	1,176,610
Wynn Resorts Ltd.	29,599	2,204,830
Yum China Holdings Inc.	110,986	5,335,097

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands Inc.	91,767	$7,975,470

		156,260,894

Household Durables — 0.4%
Beazer Homes USA Inc.(a)	11,096	111,737
Cavco Industries Inc.(a)	2,724	525,323
Century Communities Inc.(a)	7,754	237,738
DR Horton Inc.	100,615	5,579,102
Ethan Allen Interiors Inc.	6,830	80,799
Garmin Ltd.	44,976	4,385,160
GoPro Inc., Class A(a)(b)	35,673	169,803
Green Brick Partners Inc.(a)	4,017	47,601
Hamilton Beach Brands Holding Co., Class A	2,810	33,439
Helen of Troy Ltd.(a)(b)	7,732	1,457,946
Hooker Furniture Corp.	2,833	55,102
Installed Building Products Inc.(a)	6,821	469,148
iRobot Corp.(a)(b)	8,184	686,638
KB Home	26,156	802,466
La-Z-Boy Inc.	14,378	389,069
Leggett & Platt Inc.	40,795	1,433,944
Lennar Corp., Class A	82,366	5,075,393
Lennar Corp., Class B	4,159	191,688
LGI Homes Inc.(a)	6,739	593,234
Lifetime Brands Inc.	2,399	16,121
Lovesac Co. (The)(a)(b)	3,118	81,785
M/I Homes Inc.(a)	8,207	282,649
MDC Holdings Inc.	15,501	553,386
Meritage Homes Corp.(a)	11,581	881,546
Mohawk Industries Inc.(a)	18,061	1,837,887
Newell Brands Inc.	114,915	1,824,850
NVR Inc.(a)	1,000	3,258,750
PulteGroup Inc.	81,381	2,769,395
Skyline Champion Corp.(a)	15,133	368,337
Sonos Inc.(a)	21,014	307,435
Taylor Morrison Home Corp.(a)	40,584	782,865
Tempur Sealy International Inc.(a)	13,679	984,204
Toll Brothers Inc.	35,223	1,147,918
TopBuild Corp.(a)(b)	9,863	1,122,114
TRI Pointe Group Inc.(a)	45,050	661,784
Tupperware Brands Corp.(b)	15,142	71,925
Universal Electronics Inc.(a)	4,090	191,494
Whirlpool Corp.	18,954	2,455,112

		41,924,887

Household Products — 1.5%
Central Garden & Pet Co.(a)(b)	2,928	105,379
Central Garden & Pet Co., Class A, NVS(a)	13,082	442,041
Church & Dwight Co. Inc.	74,833	5,784,591
Clorox Co. (The)	38,775	8,506,072
Colgate-Palmolive Co.	256,863	18,817,783
Energizer Holdings Inc.	19,130	908,483
Kimberly-Clark Corp.	103,488	14,628,029
Oil-Dri Corp. of America	1,294	44,902
Procter & Gamble Co. (The)	742,994	88,839,792
Reynolds Consumer Products Inc.	14,519	504,390
Spectrum Brands Holdings Inc.	14,820	680,238
WD-40 Co.(b)	4,043	801,727

		140,063,427

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	202,532	2,934,689
Atlantic Power Corp.(a)(b)	31,729	63,458

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Inc., Class A	9,341	$195,881
Clearway Energy Inc., Class C	25,991	599,352
Ormat Technologies Inc.(b)	12,407	787,720
Sunnova Energy International Inc.(a)(b)	8,317	141,971
TerraForm Power Inc., Class A	24,041	443,316
Vistra Energy Corp.	148,454	2,764,214

		7,930,601

Industrial Conglomerates — 1.0%
3M Co.	171,319	26,724,051
Carlisle Companies Inc.	16,783	2,008,422
General Electric Co.	2,649,121	18,093,496
Honeywell International Inc.	214,067	30,951,948
Raven Industries Inc.	10,119	217,660
Roper Technologies Inc.	31,552	12,250,379

		90,245,956

Insurance — 2.1%
Aflac Inc.	216,251	7,791,524
Alleghany Corp.	4,234	2,071,019
Allstate Corp. (The)	95,489	9,261,478
Ambac Financial Group Inc.(a)	14,622	209,387
American Equity Investment Life Holding Co.	27,480	679,031
American Financial Group Inc./OH	22,675	1,438,955
American International Group Inc.	262,568	8,186,870
American National Insurance Co.	2,008	144,717
AMERISAFE Inc.	5,231	319,928
Aon PLC, Class A	69,873	13,457,540
Arch Capital Group Ltd.(a)	118,248	3,387,805
Argo Group International Holdings Ltd.	9,290	323,571
Arthur J Gallagher & Co.	57,663	5,621,566
Assurant Inc.	18,917	1,953,937
Assured Guaranty Ltd.	25,530	623,187
Athene Holding Ltd., Class A(a)(b)	35,145	1,096,173
Axis Capital Holdings Ltd.	24,992	1,013,675
Benefytt Technologies Inc.(a)	3,287	67,252
Brighthouse Financial Inc.(a)	29,911	832,124
Brown & Brown Inc.	72,271	2,945,766
BRP Group Inc., Class A(a)	6,151	106,228
Chubb Ltd.	136,998	17,346,687
Cincinnati Financial Corp.	46,352	2,967,919
Citizens Inc./TX(a)(b)	10,664	63,877
CNA Financial Corp.	9,081	291,954
CNO Financial Group Inc.	48,179	750,147
Crawford & Co., Class A, NVS	9,146	72,162
Donegal Group Inc., Class A	2,095	29,791
eHealth Inc.(a)(b)	7,035	691,118
Employers Holdings Inc.	9,916	298,967
Enstar Group Ltd.(a)	3,635	555,319
Erie Indemnity Co., Class A, NVS	7,382	1,416,606
Everest Re Group Ltd.	12,315	2,539,353
FBL Financial Group Inc., Class A	2,739	98,303
FedNat Holding Co.	3,136	34,716
Fidelity National Financial Inc.	83,675	2,565,475
First American Financial Corp.	32,813	1,575,680
Genworth Financial Inc., Class A(a)	152,355	351,940
Global Indemnity Ltd.	2,876	68,851
Globe Life Inc.	32,782	2,433,408
Goosehead Insurance Inc., Class A(a)	3,225	242,391
Greenlight Capital Re Ltd., Class A(a)	7,864	51,273
Hanover Insurance Group Inc. (The)	11,506	1,165,903

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The)	109,087	$4,205,304
HCI Group Inc.	2,247	103,766
Heritage Insurance Holdings Inc.	6,566	85,949
Horace Mann Educators Corp.	11,325	415,967
Independence Holding Co.	2,170	66,380
Investors Title Co.	389	47,193
James River Group Holdings Ltd.	8,088	363,960
Kemper Corp.	19,865	1,440,610
Kinsale Capital Group Inc.	5,996	930,639
Lincoln National Corp.	61,082	2,247,207
Loews Corp.	72,889	2,499,364
Markel Corp.(a)	4,183	3,861,620
Marsh & McLennan Companies Inc.	154,218	16,558,387
MBIA Inc.(a)(b)	26,351	191,045
Mercury General Corp.	7,949	323,922
MetLife Inc.	234,328	8,557,659
National General Holdings Corp.	22,232	480,434
National Western Life Group Inc., Class A	678	137,763
NI Holdings Inc.(a)	4,150	61,295
Old Republic International Corp.	84,500	1,378,195
Palomar Holdings Inc.(a)(b)	6,070	520,563
Primerica Inc.	12,926	1,507,172
Principal Financial Group Inc.	84,468	3,508,801
ProAssurance Corp.	17,330	250,765
Progressive Corp. (The)	178,910	14,332,480
ProSight Global Inc.(a)	5,138	45,728
Protective Insurance Corp., Class B, NVS	2,445	36,846
Prudential Financial Inc.	120,480	7,337,232
Reinsurance Group of America Inc.	20,905	1,639,788
RenaissanceRe Holdings Ltd.	15,342	2,623,942
RLI Corp.	11,968	982,573
Safety Insurance Group Inc.	4,237	323,114
Selective Insurance Group Inc.	17,397	917,518
State Auto Financial Corp.	4,214	75,220
Stewart Information Services Corp.	7,103	230,919
StoneX Group Inc.(a)	3,932	216,260
Third Point Reinsurance Ltd.(a)	21,974	165,025
Tiptree Inc.	12,420	80,109
Travelers Companies Inc. (The)	77,010	8,782,990
Trupanion Inc.(a)(b)	9,477	404,573
United Fire Group Inc.	6,659	184,521
United Insurance Holdings Corp.	4,249	33,227
Universal Insurance Holdings Inc.	9,716	172,459
Unum Group	62,268	1,033,026
Watford Holdings Ltd.(a)	6,086	101,575
White Mountains Insurance Group Ltd.	902	800,949
Willis Towers Watson PLC	39,613	7,801,780
WR Berkley Corp.	42,367	2,427,205

		197,636,592

Interactive Media & Services — 4.8%
Alphabet Inc., Class A(a)	91,523	129,784,190
Alphabet Inc., Class C, NVS(a)	90,343	127,709,768
Cargurus Inc.(a)(b)	26,124	662,244
Cars.com Inc.(a)	21,080	121,421
DHI Group Inc.(a)	22,729	47,731
Eventbrite Inc., Class A(a)	10,976	94,064
EverQuote Inc., Class A(a)	4,242	246,715
Facebook Inc., Class A(a)	732,119	166,242,261
IAC/InterActiveCorp.(a)	22,920	7,412,328
Liberty TripAdvisor Holdings Inc., Class A(a)	20,290	43,218

Security	Shares	Value

Interactive Media & Services (continued)
Match Group Inc.(a)(b)	16,740	$1,792,017
Meet Group Inc. (The)(a)	17,634	110,036
Pinterest Inc., Class A(a)(b)	122,276	2,710,859
QuinStreet Inc.(a)	13,943	145,844
TripAdvisor Inc.	31,086	590,945
TrueCar Inc.(a)(b)	27,162	70,078
Twitter Inc.(a)	233,248	6,948,458
Yelp Inc.(a)(b)	21,080	487,580
Zillow Group Inc., Class A(a)	16,607	954,570
Zillow Group Inc., Class C, NVS(a)(b)	40,429	2,329,115

		448,503,442

Internet & Direct Marketing Retail — 4.3%
1-800-Flowers.com Inc., Class A(a)(b)	7,092	141,982
Amazon.com Inc.(a)	129,280	356,660,250
Booking Holdings Inc.(a)	12,456	19,834,187
Duluth Holdings Inc., Class B(a)(b)	2,154	15,875
eBay Inc.	203,319	10,664,082
Etsy Inc.(a)	36,316	3,857,849
Expedia Group Inc.	40,739	3,348,746
Groupon Inc.(a)	6,565	118,958
Grubhub Inc.(a)	28,228	1,984,428
Lands’ End Inc.(a)(b)	4,154	33,398
Liquidity Services Inc.(a)	6,464	38,525
Overstock.com Inc.(a)	12,182	346,334
PetMed Express Inc.	5,460	194,594
Quotient Technology Inc.(a)	22,853	167,284
Qurate Retail Inc., Series A(a)	119,427	1,134,557
RealReal Inc. (The)(a)(b)	15,863	202,888
Rubicon Project Inc. (The)(a)(b)	28,505	190,128
Shutterstock Inc.	5,369	187,754
Stamps.com Inc.(a)	5,147	945,452
Stitch Fix Inc., Class A(a)(b)	17,005	424,105
Waitr Holdings Inc.(a)(b)	15,806	41,570
Wayfair Inc., Class A(a)(b)	20,030	3,958,128

		404,491,074

IT Services — 5.6%
Accenture PLC, Class A	194,331	41,726,752
Akamai Technologies Inc.(a)	48,757	5,221,387
Alliance Data Systems Corp.	12,292	554,615
Amdocs Ltd.	41,405	2,520,736
Automatic Data Processing Inc.	131,003	19,505,037
Black Knight Inc.(a)	44,817	3,251,921
Booz Allen Hamilton Holding Corp.	42,350	3,294,406
Brightcove Inc.(a)	7,840	61,779
Broadridge Financial Solutions Inc.	35,289	4,453,119
CACI International Inc., Class A(a)	7,711	1,672,362
Cardtronics PLC, Class A(a)(b)	12,572	301,477
Cass Information Systems Inc.	3,863	150,773
Cognizant Technology Solutions Corp., Class A	164,583	9,351,606
Conduent Inc.(a)	58,315	139,373
CSG Systems International Inc.	9,381	388,280
DXC Technology Co.	78,146	1,289,409
Endurance International Group Holdings Inc.(a)	28,143	113,416
EPAM Systems Inc.(a)(b)	15,862	3,997,383
Euronet Worldwide Inc.(a)(b)	15,058	1,442,858
EVERTEC Inc.	18,130	509,453
Evo Payments Inc., Class A(a)	11,116	253,778
ExlService Holdings Inc.(a)	10,499	665,637
Fastly Inc., Class A(a)	22,167	1,887,077

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Fidelity National Information Services Inc.	187,865	$25,190,818
Fiserv Inc.(a)	170,096	16,604,771
FleetCor Technologies Inc.(a)	25,100	6,313,403
Gartner Inc.(a)	26,334	3,195,104
Genpact Ltd.	57,087	2,084,817
Global Payments Inc.	90,717	15,387,418
GoDaddy Inc., Class A(a)	50,378	3,694,219
GreenSky Inc., Class A(a)	18,792	92,081
GTT Communications Inc.(a)(b)	12,665	103,346
Hackett Group Inc. (The)	6,925	93,764
I3 Verticals Inc., Class A(a)(b)	4,082	123,480
Information Services Group Inc.(a)	8,974	18,576
International Business Machines Corp.	270,859	32,711,641
International Money Express Inc.(a)(b)	6,222	77,526
Jack Henry & Associates Inc.	23,546	4,333,170
KBR Inc.	44,397	1,001,152
Leidos Holdings Inc.	41,212	3,860,328
Limelight Networks Inc.(a)(b)	33,184	244,234
LiveRamp Holdings Inc.(a)	20,378	865,454
ManTech International Corp./VA, Class A	8,002	548,057
Mastercard Inc., Class A	268,974	79,535,612
Maximus Inc.	18,494	1,302,902
MongoDB Inc.(a)(b)	12,720	2,879,045
NIC Inc.	18,702	429,398
Okta Inc.(a)(b)	35,004	7,008,851
Paychex Inc.	98,747	7,480,085
PayPal Holdings Inc.(a)	358,053	62,383,574
Paysign Inc.(a)(b)	8,943	86,836
Perficient Inc.(a)	8,947	320,124
Perspecta Inc.	42,620	990,063
Replay Holding Corp.(a)	11,068	272,605
Sabre Corp.	82,671	666,328
Science Applications International Corp.	17,888	1,389,540
Square Inc., Class A(a)	110,067	11,550,431
StoneCo Ltd., Class A(a)(b)	47,225	1,830,441
Switch Inc., Class A	26,861	478,663
Sykes Enterprises Inc.(a)(b)	10,480	289,877
TTEC Holdings Inc.	5,236	243,788
Tucows Inc., Class A(a)	2,621	150,236
Twilio Inc., Class A(a)(b)	39,105	8,580,419
Unisys Corp.(a)(b)	15,659	170,840
VeriSign Inc.(a)	31,120	6,436,550
Verra Mobility Corp.(a)(b)	41,877	430,496
Virtusa Corp.(a)(b)	8,723	283,236
Visa Inc., Class A	514,780	99,440,053
Western Union Co. (The)	124,768	2,697,484
WEX Inc.(a)(b)	12,999	2,144,965

		518,768,435

Leisure Products — 0.1%
Acushnet Holdings Corp.	10,590	368,426
Brunswick Corp./DE	23,997	1,536,048
Callaway Golf Co.	26,566	465,171
Clarus Corp.	53	614
Escalade Inc.	2,764	38,585
Hasbro Inc.	38,853	2,912,032
Johnson Outdoors Inc., Class A	1,676	152,550
Malibu Boats Inc., Class A(a)	7,240	376,118
Marine Products Corp.	1,471	20,373
MasterCraft Boat Holdings Inc.(a)	5,922	112,814
Mattel Inc.(a)	102,250	988,758

Security	Shares	Value

Leisure Products (continued)
Peloton Interactive Inc., Class A(a)	29,751	$1,718,715
Polaris Inc.	17,484	1,618,144
Smith & Wesson Brands Inc.(a)	16,874	363,129
Sturm Ruger & Co. Inc.	4,699	357,124
Vista Outdoor Inc.(a)	17,785	256,993
YETI Holdings Inc.(a)(b)	21,405	914,636

		12,200,230

Life Sciences Tools & Services — 1.2%
10X Genomics Inc., Class A(a)(b)	16,555	1,478,527
Adaptive Biotechnologies Corp.(a)(b)	20,478	990,726
Agilent Technologies Inc.	94,179	8,322,598
Avantor Inc.(a)(b)	125,327	2,130,559
Bio-Rad Laboratories Inc., Class A(a)	6,571	2,966,741
Bio-Techne Corp.	11,840	3,126,589
Bruker Corp.(b)	31,621	1,286,342
Charles River Laboratories International Inc.(a)	14,994	2,614,204
ChromaDex Corp.(a)(b)	21,057	96,652
Codexis Inc.(a)(b)	15,056	171,638
Fluidigm Corp.(a)(b)	20,819	83,484
Illumina Inc.(a)	44,717	16,560,941
IQVIA Holdings Inc.(a)	57,882	8,212,298
Luminex Corp.	14,326	466,025
Medpace Holdings Inc.(a)	8,311	773,089
Mettler-Toledo International Inc.(a)	7,180	5,783,849
NanoString Technologies Inc.(a)(b)	11,730	344,276
NeoGenomics Inc.(a)(b)	28,938	896,499
Pacific Biosciences of California Inc.(a)	38,582	133,108
PerkinElmer Inc.	34,228	3,357,425
Personalis Inc.(a)	9,993	129,609
PPD Inc.(a)	20,876	559,477
PRA Health Sciences Inc.(a)	18,943	1,842,964
QIAGEN NV(a)(b)	68,636	2,938,307
Quanterix Corp.(a)	2,852	78,116
Repligen Corp.(a)	15,719	1,943,026
Syneos Health Inc.(a)	18,373	1,070,227
Thermo Fisher Scientific Inc.	120,411	43,629,722
Waters Corp.(a)	18,621	3,359,228

		115,346,246

Machinery — 1.7%
AGCO Corp.	19,320	1,071,487
Alamo Group Inc.	2,736	280,823
Albany International Corp., Class A	9,007	528,801
Allison Transmission Holdings Inc.	34,356	1,263,614
Altra Industrial Motion Corp.	20,302	646,822
Astec Industries Inc.	6,778	313,889
Barnes Group Inc.	13,943	551,585
Blue Bird Corp.(a)	4,962	74,380
Caterpillar Inc.	165,190	20,896,535
Chart Industries Inc.(a)(b)	10,891	528,105
CIRCOR International Inc.(a)(b)	4,944	125,973
Colfax Corp.(a)(b)	29,370	819,423
Columbus McKinnon Corp./NY	7,414	247,998
Crane Co.	15,708	933,998
Cummins Inc.	44,979	7,793,062
Deere & Co.	85,940	13,505,471
Donaldson Co. Inc.	39,005	1,814,513
Douglas Dynamics Inc.	6,156	216,199
Dover Corp.	44,390	4,286,298
Eastern Co. (The)	2,580	46,105

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Energy Recovery Inc.(a)(b)	9,947	$75,547
Enerpac Tool Group Corp.	17,798	313,245
EnPro Industries Inc.	5,825	287,114
ESCO Technologies Inc.	7,422	627,382
Evoqua Water Technologies Corp.(a)	22,421	417,031
Federal Signal Corp.	19,391	576,494
Flowserve Corp.	39,999	1,140,771
Fortive Corp.(b)	90,575	6,128,304
Franklin Electric Co. Inc.	14,778	776,141
Gates Industrial Corp. PLC(a)	13,282	136,539
Gencor Industries Inc.(a)	2,224	28,111
Gorman-Rupp Co. (The)	5,318	165,283
Graco Inc.	51,461	2,469,613
Graham Corp.	2,900	36,946
Greenbrier Companies Inc. (The)	9,400	213,850
Helios Technologies Inc.(b)	9,172	341,657
Hillenbrand Inc.	23,010	622,881
Hurco Companies Inc.	1,809	50,598
Hyster-Yale Materials Handling Inc.	2,809	108,596
IDEX Corp.	23,175	3,662,577
Illinois Tool Works Inc.	95,933	16,773,885
Ingersoll Rand Inc.(a)	105,698	2,972,228
ITT Inc.	26,238	1,541,220
John Bean Technologies Corp.(b)	9,654	830,437
Kadant Inc.	3,171	316,022
Kennametal Inc.	24,892	714,649
LB Foster Co., Class A(a)	3,946	50,390
Lincoln Electric Holdings Inc.	17,761	1,496,187
Lindsay Corp.	3,447	317,848
Luxfer Holdings PLC	8,184	115,804
Lydall Inc.(a)	4,762	64,573
Manitowoc Co. Inc. (The)(a)	10,366	112,782
Meritor Inc.(a)	23,561	466,508
Middleby Corp. (The)(a)(b)	16,974	1,339,928
Miller Industries Inc./TN	3,002	89,370
Mueller Industries Inc.	17,402	462,545
Mueller Water Products Inc., Class A	51,239	483,184
Navistar International Corp.(a)	15,445	435,549
NN Inc.	16,069	76,167
Nordson Corp.	17,396	3,300,195
Omega Flex Inc.	801	84,746
Oshkosh Corp.	21,196	1,518,057
Otis Worldwide Corp.	124,827	7,097,663
PACCAR Inc.	103,852	7,773,322
Parker-Hannifin Corp.	39,199	7,184,001
Park-Ohio Holdings Corp.	2,388	39,617
Pentair PLC	51,815	1,968,452
Proto Labs Inc.(a)(b)	8,046	904,934
RBC Bearings Inc.(a)	7,567	1,014,281
REV Group Inc.	10,536	64,270
Rexnord Corp.	33,624	980,140
Shyft Group Inc. (The)	9,667	162,792
Snap-on Inc.	16,948	2,347,467
SPX Corp.(a)	13,765	566,430
SPX FLOW Inc.(a)	13,030	487,843
Standex International Corp.	3,442	198,087
Stanley Black & Decker Inc.	46,637	6,500,265
Tennant Co.	5,196	337,792
Terex Corp.	20,247	380,036
Timken Co. (The)	20,264	921,809

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	32,807	$2,176,416
TriMas Corp.(a)	15,096	361,549
Trinity Industries Inc.	27,612	587,859
Wabash National Corp.	18,918	200,909
Watts Water Technologies Inc., Class A	8,896	720,576
Welbilt Inc.(a)	41,945	255,445
Westinghouse Air Brake Technologies Corp.	54,589	3,142,689
Woodward Inc.(b)	16,442	1,275,077
Xylem Inc./NY	55,319	3,593,522

		158,929,278

Marine — 0.0%
Costamare Inc.	20,293	112,829
Eagle Bulk Shipping Inc.(a)(b)	17,061	37,364
Genco Shipping & Trading Ltd.(b)	4,446	27,921
Kirby Corp.(a)	17,601	942,710
Matson Inc.	13,493	392,646
Safe Bulkers Inc.(a)(b)	27,238	33,230
Scorpio Bulkers Inc.	2,020	30,906

		1,577,606

Media — 1.3%
Altice USA Inc., Class A(a)	98,459	2,219,266
AMC Networks Inc., Class A(a)(b)	12,978	303,555
Boston Omaha Corp., Class A(a)	3,951	63,216
Cable One Inc.	1,547	2,745,693
Cardlytics Inc.(a)(b)	7,818	547,104
Central European Media Enterprises Ltd., Class A(a)	21,096	74,680
Charter Communications Inc., Class A(a)	45,595	23,255,274
Comcast Corp., Class A	1,381,570	53,853,599
comScore Inc.(a)(b)	15,810	49,011
Daily Journal Corp.(a)(b)	220	59,400
Discovery Inc., Class A(a)(b)	46,628	983,851
Discovery Inc., Class C, NVS(a)	103,116	1,986,014
DISH Network Corp., Class A(a)	74,768	2,580,244
Emerald Holding Inc.	10,538	32,457
Entercom Communications Corp., Class A	37,300	51,474
Entravision Communications Corp., Class A	22,620	32,347
EW Scripps Co. (The), Class A, NVS	15,405	134,794
Fluent Inc.(a)(b)	4,361	7,763
Fox Corp., Class A, NVS	104,682	2,807,571
Fox Corp., Class B(a)	48,560	1,303,350
Gannett Co. Inc.	36,505	50,377
Gray Television Inc.(a)(b)	29,753	415,054
Hemisphere Media Group Inc.(a)	8,291	81,500
Iheartmedia Inc., Class A(a)	8,911	74,407
Interpublic Group of Companies Inc. (The)	117,359	2,013,880
John Wiley & Sons Inc., Class A	13,828	539,292
Liberty Broadband Corp., Class A(a)	7,858	960,169
Liberty Broadband Corp., Class C, NVS(a)	32,571	4,037,501
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	26,412	911,742
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	54,176	1,866,363
Loral Space & Communications Inc.	3,532	68,945
Meredith Corp.	12,398	180,391
MSG Networks Inc., Class A(a)(b)	10,884	108,296
National CineMedia Inc.	19,916	59,150
New York Times Co. (The), Class A	49,040	2,061,151
News Corp., Class A, NVS	121,324	1,438,903
News Corp., Class B	35,399	423,018
Nexstar Media Group Inc., Class A	13,827	1,157,182
Omnicom Group Inc.	65,704	3,587,438

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Saga Communications Inc., Class A	1,276	$32,666
Scholastic Corp., NVS	7,853	235,119
Sinclair Broadcast Group Inc., Class A(b)	19,765	364,862
Sirius XM Holdings Inc.(b)	358,776	2,106,015
TechTarget Inc.(a)(b)	8,467	254,264
TEGNA Inc.	68,615	764,371
Tribune Publishing Co.	6,107	61,009
ViacomCBS Inc., Class A	1,654	42,342
ViacomCBS Inc., Class B, NVS	164,954	3,846,727
WideOpenWest Inc.(a)(b)	6,230	32,832

		120,865,629

Metals & Mining — 0.4%
Alcoa Corp.(a)(b)	56,245	632,194
Allegheny Technologies Inc.(a)(b)	36,959	376,612
Arconic Corp.(a)	29,469	410,503
Carpenter Technology Corp.	15,091	366,410
Century Aluminum Co.(a)	14,387	102,579
Cleveland-Cliffs Inc.	116,440	642,749
Coeur Mining Inc.(a)	68,481	347,883
Commercial Metals Co.	35,683	727,933
Compass Minerals International Inc.	10,148	494,715
Ferroglobe PLC(a)(c)	15,827	0	(e)
Freeport-McMoRan Inc.	449,124	5,196,365
Gold Resource Corp.(b)	14,415	59,246
Haynes International Inc.	3,327	77,719
Hecla Mining Co.(b)	144,422	472,260
Kaiser Aluminum Corp.	4,920	362,210
Materion Corp.	5,577	342,930
Newmont Corp.	244,646	15,104,444
NovaGold Resources Inc.(a)	69,696	639,809
Nucor Corp.	92,706	3,838,955
Olympic Steel Inc.	2,407	28,282
Reliance Steel & Aluminum Co.	20,163	1,914,074
Royal Gold Inc.	20,164	2,506,789
Ryerson Holding Corp.(a)	3,048	17,160
Schnitzer Steel Industries Inc., Class A	7,043	124,239
Southern Copper Corp.	24,339	967,962
Steel Dynamics Inc.	63,125	1,646,931
SunCoke Energy Inc.	29,633	87,714
TimkenSteel Corp.(a)(b)	11,306	43,980
U.S. Steel Corp.(b)	55,891	403,533
Warrior Met Coal Inc.	17,057	262,507
Worthington Industries Inc.	12,672	472,666

		38,671,353

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	168,248	2,170,399
Annaly Capital Management Inc.	444,724	2,917,389
Anworth Mortgage Asset Corp.	22,231	37,793
Apollo Commercial Real Estate Finance Inc.	46,294	454,144
Arbor Realty Trust Inc.	31,189	288,186
Ares Commercial Real Estate Corp.	8,255	75,286
Arlington Asset Investment Corp., Class A	5,764	17,119
ARMOUR Residential REIT Inc.	16,831	158,043
Blackstone Mortgage Trust Inc., Class A	40,884	984,896
Broadmark Realty Capital Inc.	38,914	368,516
Capstead Mortgage Corp.	26,186	143,761
Cherry Hill Mortgage Investment Corp.	4,102	37,000
Chimera Investment Corp.	56,793	545,781
Colony Credit Real Estate Inc.	26,444	185,637

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Dynex Capital Inc.	5,094	$72,844
Ellington Financial Inc.	15,616	183,957
Granite Point Mortgage Trust Inc.	18,235	130,927
Great Ajax Corp.	7,032	64,694
Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,270	548,424
Invesco Mortgage Capital Inc.(b)	54,898	205,318
KKR Real Estate Finance Trust Inc.	7,423	123,073
Ladder Capital Corp.	31,515	255,272
MFA Financial Inc.	133,217	331,710
New Residential Investment Corp.	126,953	943,261
New York Mortgage Trust Inc.	134,191	350,239
Orchid Island Capital Inc.	20,389	96,032
PennyMac Mortgage Investment Trust(d)	27,259	477,850
Ready Capital Corp.	11,317	98,345
Redwood Trust Inc.	35,191	246,337
Starwood Property Trust Inc.	84,467	1,263,626
TPG RE Finance Trust Inc.	16,739	143,955
Two Harbors Investment Corp.	82,158	414,076
Western Asset Mortgage Capital Corp.	12,589	34,494

		14,368,384

Multi-Utilities — 0.9%
Ameren Corp.	75,494	5,311,758
Avista Corp.	20,142	732,967
Black Hills Corp.	18,151	1,028,436
CenterPoint Energy Inc.	153,669	2,869,000
CMS Energy Corp.	87,356	5,103,338
Consolidated Edison Inc.	102,601	7,380,090
Dominion Energy Inc.	255,581	20,748,066
DTE Energy Co.	58,475	6,286,063
MDU Resources Group Inc.	62,557	1,387,514
NiSource Inc.	115,864	2,634,747
NorthWestern Corp.	15,495	844,787
Public Service Enterprise Group Inc.	154,673	7,603,725
Sempra Energy	89,268	10,464,888
Unitil Corp.	3,881	173,946
WEC Energy Group Inc.	97,053	8,506,695

		81,076,020

Multiline Retail — 0.5%
Big Lots Inc.	12,118	508,956
Dillard’s Inc., Class A(b)	3,798	97,951
Dollar General Corp.	76,696	14,611,355
Dollar Tree Inc.(a)	72,246	6,695,759
Kohl’s Corp.	49,173	1,021,323
Macy’s Inc.(b)	97,327	669,610
Nordstrom Inc.(b)	32,712	506,709
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	15,954	1,557,908
Target Corp.	152,342	18,270,376

		43,939,947

Oil, Gas & Consumable Fuels — 2.4%
Antero Midstream Corp.	82,606	421,291
Antero Resources Corp.(a)(b)	79,687	202,405
Apache Corp.	116,153	1,568,066
Arch Resources Inc.	5,574	158,357
Ardmore Shipping Corp.	15,574	67,591
Berry Corp.	16,759	80,946
Bonanza Creek Energy Inc.(a)	6,114	90,609
Brigham Minerals Inc., Class A	11,498	142,000
Cabot Oil & Gas Corp.	124,141	2,132,742

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
California Resources Corp.(a)(b)	13,700	$16,714
Cheniere Energy Inc.(a)	70,581	3,410,474
Chevron Corp.	569,977	50,859,048
Cimarex Energy Co.	31,377	862,554
Clean Energy Fuels Corp.(a)(b)	48,919	108,600
CNX Resources Corp.(a)	53,656	464,124
Concho Resources Inc.	59,382	3,058,173
ConocoPhillips	327,353	13,755,373
CONSOL Energy Inc.(a)(b)	8,576	43,480
Continental Resources Inc./OK(b)	26,436	463,423
CVR Energy Inc.	8,883	178,637
Delek U.S. Holdings Inc.	21,965	382,411
Devon Energy Corp.	117,031	1,327,132
DHT Holdings Inc.	30,441	156,162
Diamond S Shipping Inc.(a)(b)	7,563	60,428
Diamondback Energy Inc.	49,778	2,081,716
Dorian LPG Ltd.(a)	7,755	60,024
Earthstone Energy Inc., Class A(a)(b)	7,589	21,553
Energy Fuels Inc./Canada(a)(b)	30,180	45,572
EOG Resources Inc.	178,381	9,036,781
EQT Corp.	79,120	941,528
Equitrans Midstream Corp.	125,808	1,045,464
Evolution Petroleum Corp.	4,287	12,004
Exxon Mobil Corp.	1,290,363	57,705,033
Falcon Minerals Corp.	11,628	37,210
Frontline Ltd./Bermuda(b)	35,674	249,005
Golar LNG Ltd.	27,968	202,488
Goodrich Petroleum Corp.(a)(b)	6,424	46,253
Green Plains Inc.	10,563	107,901
Gulfport Energy Corp.(a)	57,181	62,327
Hess Corp.	82,767	4,288,158
HollyFrontier Corp.	46,498	1,357,742
International Seaways Inc.	8,635	141,096
Kinder Morgan Inc./DE	592,498	8,988,195
Kosmos Energy Ltd.	109,503	181,775
Magnolia Oil & Gas Corp., Class A(a)(b)	30,446	184,503
Marathon Oil Corp.	243,439	1,489,847
Marathon Petroleum Corp.	197,002	7,363,935
Matador Resources Co.(a)(b)	31,537	268,065
Montage Resources Corp.(a)(b)	2,551	10,076
Murphy Oil Corp.	46,044	635,407
NACCO Industries Inc., Class A	1,452	33,832
Noble Energy Inc.	144,447	1,294,245
Nordic American Tankers Ltd.(b)	42,365	172,002
Occidental Petroleum Corp.	247,230	4,524,309
ONEOK Inc.	134,340	4,462,775
Overseas Shipholding Group Inc., Class A(a)(b)	9,865	18,349
Ovintiv Inc.	79,186	756,226
Par Pacific Holdings Inc.(a)	12,699	114,164
Parsley Energy Inc., Class A	88,005	939,893
PBF Energy Inc., Class A	35,350	361,984
PDC Energy Inc.(a)	30,908	384,496
Peabody Energy Corp.	23,987	69,083
Penn Virginia Corp.(a)	4,184	39,874
PetroCorp Inc. Escrow(a)(c)	1,248	0	(e)
Phillips 66	132,896	9,555,222
Pioneer Natural Resources Co.	50,322	4,916,459
Range Resources Corp.	63,598	358,057
Renewable Energy Group Inc.(a)(b)	11,385	282,120
REX American Resources Corp.(a)	1,768	122,646

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Scorpio Tankers Inc.(b)	12,238	$156,769
SFL Corp. Ltd	24,717	229,621
SM Energy Co.(b)	33,520	125,700
Southwestern Energy Co.(a)	178,170	456,115
Talos Energy Inc.(a)(b)	5,701	52,449
Targa Resources Corp.	70,744	1,419,832
Tellurian Inc.(a)(b)	27,154	31,227
Uranium Energy Corp.(a)(b)	54,373	47,723
Valero Energy Corp.	124,112	7,300,268
W&T Offshore Inc.(a)(b)	27,519	62,743
Whiting Petroleum Corp.(a)(b)	7,824	8,841
Williams Companies Inc. (The)	371,340	7,062,887
World Fuel Services Corp.	19,955	514,041
WPX Energy Inc.(a)(b)	127,909	816,059

		223,264,409

Paper & Forest Products — 0.0%
Boise Cascade Co.	10,812	406,639
Clearwater Paper Corp.(a)	5,093	184,010
Domtar Corp.	18,256	385,384
Louisiana-Pacific Corp.	32,635	837,088
Neenah Inc.	5,198	257,093
PH Glatfelter Co.	11,741	188,443
Schweitzer-Mauduit International Inc.	8,566	286,190
Verso Corp., Class A	10,188	121,849

		2,666,696

Personal Products — 0.2%
BellRing Brands Inc., Class A(a)(b)	12,018	239,639
Coty Inc., Class A	87,372	390,553
Edgewell Personal Care Co.(a)	16,988	529,346
elf Beauty Inc.(a)(b)	6,063	115,621
Estee Lauder Companies Inc. (The), Class A	67,143	12,668,541
Herbalife Nutrition Ltd.(a)	30,254	1,360,825
Inter Parfums Inc.	5,688	273,877
Lifevantage Corp.(a)(b)	7,374	99,697
Medifast Inc.	3,552	492,911
Nature’s Sunshine Products Inc.(a)	3,243	29,219
Nu Skin Enterprises Inc., Class A	16,389	626,552
Revlon Inc., Class A(a)(b)	3,188	31,561
USANA Health Sciences Inc.(a)	4,076	299,301

		17,157,643

Pharmaceuticals — 3.9%
AcelRx Pharmaceuticals Inc.(a)(b)	35,173	42,559
Aerie Pharmaceuticals Inc.(a)	13,580	200,441
AMAG Pharmaceuticals Inc.(a)(b)	9,908	75,796
Amneal Pharmaceuticals Inc.(a)(b)	45,277	215,519
Amphastar Pharmaceuticals Inc.(a)(b)	11,718	263,186
ANI Pharmaceuticals Inc.(a)	3,042	98,378
Arvinas Inc.(a)(b)	6,991	234,478
Axsome Therapeutics Inc.(a)(b)	7,982	656,759
BioDelivery Sciences International Inc.(a)(b)	24,532	106,960
Bristol-Myers Squibb Co.	690,252	40,586,818
Cara Therapeutics Inc.(a)(b)	10,326	176,575
Catalent Inc.(a)	46,954	3,441,728
Chiasma Inc.(a)	11,603	62,424
Collegium Pharmaceutical Inc.(a)	10,586	185,255
Corcept Therapeutics Inc.(a)(b)	31,584	531,243
CorMedix Inc.(a)(b)	11,427	71,990
Cymabay Therapeutics Inc.(a)	17,479	61,002
Durect Corp.(a)	59,815	138,771

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Elanco Animal Health Inc.(a)(b)	121,366	$2,603,301
Eli Lilly & Co.	256,809	42,162,902
Eloxx Pharmaceuticals Inc.(a)(b)	6,399	19,389
Endo International PLC(a)	68,363	234,485
Evofem Biosciences Inc.(a)(b)	2,864	8,105
Evolus Inc.(a)(b)	2,502	13,261
Fulcrum Therapeutics Inc.(a)(b)	6,712	122,762
Horizon Therapeutics PLC(a)(b)	57,404	3,190,514
Innoviva Inc.(a)	21,585	301,758
Intersect ENT Inc.(a)	8,926	120,858
Intra-Cellular Therapies Inc.(a)	18,266	468,888
Jazz Pharmaceuticals PLC(a)	16,773	1,850,733
Johnson & Johnson	803,967	113,061,879
Kala Pharmaceuticals Inc.(a)(b)	10,371	108,999
Lannett Co. Inc.(a)	7,086	51,444
Liquidia Technologies Inc.(a)(b)	4,581	38,572
Mallinckrodt PLC(a)(b)	35,883	96,166
Marinus Pharmaceuticals Inc.(a)	12,425	31,559
Menlo Therapeutics Inc.(a)	2,683	4,642
Merck & Co. Inc.	770,232	59,562,041
Mylan NV(a)	156,758	2,520,669
MyoKardia Inc.(a)	14,925	1,442,053
Nektar Therapeutics(a)(b)	50,809	1,176,736
NGM Biopharmaceuticals Inc.(a)(b)	7,393	145,938
Ocular Therapeutix Inc.(a)	17,196	143,243
Odonate Therapeutics Inc.(a)(b)	3,373	142,813
Omeros Corp.(a)(b)	15,359	226,084
Optinose Inc.(a)	4,729	35,184
Pacira BioSciences Inc.(a)	11,678	612,745
Paratek Pharmaceuticals Inc.(a)	7,726	40,330
Perrigo Co. PLC	41,564	2,297,242
Pfizer Inc.	1,695,458	55,441,477
Phathom Pharmaceuticals Inc.(a)(b)	3,296	108,471
Phibro Animal Health Corp., Class A	5,854	153,785
Prestige Consumer Healthcare Inc.(a)(b)	15,354	576,696
Provention Bio Inc.(a)	12,818	180,862
Reata Pharmaceuticals Inc., Class A(a)	7,034	1,097,445
Recro Pharma Inc.(a)(b)	4,029	18,332
Relmada Therapeutics Inc.(a)	4,252	190,277
Revance Therapeutics Inc.(a)(b)	15,208	371,379
SIGA Technologies Inc.(a)(b)	15,415	91,103
Supernus Pharmaceuticals Inc.(a)	14,712	349,410
TherapeuticsMD Inc.(a)(b)	59,653	74,566
Theravance Biopharma Inc.(a)(b)	15,349	322,175
Tricida Inc.(a)	6,894	189,447
Verrica Pharmaceuticals Inc.(a)(b)	5,443	59,927
WaVe Life Sciences Ltd.(a)	6,351	66,114
Xeris Pharmaceuticals Inc.(a)(b)	11,448	30,452
Zoetis Inc.	144,895	19,856,411
Zogenix Inc.(a)	16,810	454,038

		359,617,544

Professional Services — 0.6%
Acacia Research Corp.(a)	13,218	54,062
ASGN Inc.(a)	14,955	997,199
Barrett Business Services Inc.	1,971	104,719
BG Staffing Inc.	4,152	47,001
CBIZ Inc.(a)	15,287	366,429
CoreLogic Inc.	24,913	1,674,652
CoStar Group Inc.(a)	11,773	8,366,718
CRA International Inc.	2,975	117,512

Security	Shares	Value

Professional Services (continued)
Equifax Inc.	37,169	$6,388,608
Exponent Inc.	16,253	1,315,355
Forrester Research Inc.(a)	4,091	131,076
Franklin Covey Co.(a)	3,743	80,100
FTI Consulting Inc.(a)	11,538	1,321,678
GP Strategies Corp.(a)	3,010	25,826
Heidrick & Struggles International Inc.	5,030	108,749
Huron Consulting Group Inc.(a)	6,474	286,474
ICF International Inc.	5,430	352,027
IHS Markit Ltd.	120,842	9,123,571
Insperity Inc.	11,892	769,769
Kelly Services Inc., Class A, NVS	11,348	179,469
Kforce Inc.	5,636	164,853
Korn Ferry	17,900	550,067
ManpowerGroup Inc.	18,615	1,279,781
Mistras Group Inc.(a)	4,295	16,965
Nielsen Holdings PLC	108,032	1,605,356
Resources Connection Inc.	7,296	87,333
Robert Half International Inc.	34,696	1,832,990
TransUnion	57,724	5,024,297
TriNet Group Inc.(a)	13,076	796,851
TrueBlue Inc.(a)	11,252	171,818
Upwork Inc.(a)	28,056	405,129
Verisk Analytics Inc.	48,275	8,216,405
Willdan Group Inc.(a)(b)	2,585	64,651

		52,027,490

Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)	4,051	59,712
CBRE Group Inc., Class A(a)(b)	103,051	4,659,966
CTO Realty Growth Inc.	1,119	44,201
Cushman & Wakefield PLC(a)(b)	35,711	444,959
eXp World Holdings Inc.(a)(b)	8,790	149,870
Forestar Group Inc.(a)(b)	5,154	77,722
FRP Holdings Inc.(a)	1,762	71,502
Griffin Industrial Realty Inc.	193	10,455
Howard Hughes Corp. (The)(a)	12,289	638,414
Jones Lang LaSalle Inc.	15,522	1,605,906
Kennedy-Wilson Holdings Inc.	35,668	542,867
Marcus & Millichap Inc.(a)(b)	6,285	181,385
Maui Land & Pineapple Co. Inc.(a)(b)	3,693	40,992
Newmark Group Inc., Class A	43,998	213,830
Rafael Holdings Inc., Class B(a)	3,321	47,723
RE/MAX Holdings Inc., Class A	5,001	157,181
Realogy Holdings Corp.	35,440	262,610
Redfin Corp.(a)(b)	29,022	1,216,312
RMR Group Inc. (The), Class A	4,597	135,474
St. Joe Co. (The)(a)(b)	9,448	183,480
Stratus Properties Inc.(a)	1,809	35,836
Tejon Ranch Co.(a)	9,743	140,299

		10,920,696

Road & Rail — 1.1%
Amerco	2,656	802,617
ArcBest Corp.	6,972	184,828
Avis Budget Group Inc.(a)(b)	17,822	407,946
Covenant Transportation Group Inc., Class A(a)	3,013	43,478
CSX Corp.	232,446	16,210,784
Daseke Inc.(a)(b)	7,249	28,488
Heartland Express Inc.	13,391	278,801
Hertz Global Holdings Inc.(a)(b)	30,990	43,696

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
JB Hunt Transport Services Inc.	26,187	$3,151,343
Kansas City Southern	28,857	4,308,061
Knight-Swift Transportation Holdings Inc.	37,260	1,554,115
Landstar System Inc.	12,138	1,363,219
Lyft Inc., Class A(a)(b)	72,536	2,394,413
Marten Transport Ltd.	10,541	265,211
Norfolk Southern Corp.	78,007	13,695,689
Old Dominion Freight Line Inc.	30,153	5,113,647
Ryder System Inc.	16,544	620,565
Saia Inc.(a)	8,005	889,996
Schneider National Inc., Class B	16,634	410,361
U.S. Xpress Enterprises Inc., Class A(a)(b)	6,271	37,626
Uber Technologies Inc.(a)(b)	415,647	12,918,309
Union Pacific Corp.	206,977	34,993,601
Universal Logistics Holdings Inc.	1,405	24,419
Werner Enterprises Inc.	18,430	802,258

		100,543,471

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Energy Industries Inc.(a)	12,076	818,632
Advanced Micro Devices Inc.(a)	355,463	18,700,908
Alpha & Omega Semiconductor Ltd.(a)	4,858	52,855
Ambarella Inc.(a)	9,733	445,771
Amkor Technology Inc.(a)(b)	32,676	402,242
Analog Devices Inc.	112,799	13,833,669
Applied Materials Inc.	279,286	16,882,839
Axcelis Technologies Inc.(a)	8,333	232,074
AXT Inc.(a)	11,287	53,726
Broadcom Inc.	118,870	37,516,561
Brooks Automation Inc.	21,439	948,461
Cabot Microelectronics Corp.	9,045	1,262,139
CEVA Inc.(a)	6,347	237,505
Cirrus Logic Inc.(a)	17,277	1,067,373
Cohu Inc.	12,470	216,230
Cree Inc.(a)	32,284	1,910,890
Diodes Inc.(a)	12,365	626,906
DSP Group Inc.(a)	6,578	104,459
Enphase Energy Inc.(a)(b)	32,148	1,529,280
Entegris Inc.	40,879	2,413,905
First Solar Inc.(a)(b)	25,545	1,264,478
FormFactor Inc.(a)	22,925	672,390
Ichor Holdings Ltd.(a)	8,237	218,939
Impinj Inc.(a)(b)	5,284	145,151
Inphi Corp.(a)(b)	14,153	1,662,978
Intel Corp.	1,292,343	77,320,882
KLA Corp.	47,260	9,191,125
Lam Research Corp.	44,403	14,362,594
Lattice Semiconductor Corp.(a)	38,850	1,102,952
MACOM Technology Solutions Holdings Inc.(a)(b)	12,855	441,569
Marvell Technology Group Ltd.	203,384	7,130,643
Maxim Integrated Products Inc.	82,239	4,984,506
MaxLinear Inc.(a)	21,059	451,926
Microchip Technology Inc.	71,852	7,566,734
Micron Technology Inc.(a)	339,485	17,490,267
MKS Instruments Inc.	16,293	1,845,019
Monolithic Power Systems Inc.	12,916	3,061,092
NeoPhotonics Corp.(a)	7,635	67,799
NVE Corp.	1,251	77,349
NVIDIA Corp.	179,985	68,378,101
ON Semiconductor Corp.(a)(b)	124,864	2,474,804
Onto Innovation Inc.(a)(b)	13,746	467,914

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
PDF Solutions Inc.(a)	6,968	$136,294
Photronics Inc.(a)	17,685	196,834
Power Integrations Inc.(b)	8,789	1,038,245
Qorvo Inc.(a)	35,696	3,945,479
Qualcomm Inc.	343,127	31,296,614
Rambus Inc.(a)	36,483	554,542
Semtech Corp.(a)	20,240	1,056,933
Silicon Laboratories Inc.(a)	12,786	1,282,052
Skyworks Solutions Inc.	50,765	6,490,813
SMART Global Holdings Inc.(a)(b)	2,805	76,240
SolarEdge Technologies Inc.(a)	14,868	2,063,381
SunPower Corp.(a)	22,232	170,297
Synaptics Inc.(a)	10,902	655,428
Teradyne Inc.	50,340	4,254,233
Texas Instruments Inc.	279,859	35,533,697
Ultra Clean Holdings Inc.(a)	10,249	231,935
Universal Display Corp.	13,290	1,988,450
Veeco Instruments Inc.(a)	12,608	170,082
Xilinx Inc.	74,361	7,316,379

		418,093,565

Software — 9.7%
2U Inc.(a)(b)	16,158	613,358
8x8 Inc.(a)(b)	31,648	506,368
A10 Networks Inc.(a)	16,748	114,054
ACI Worldwide Inc.(a)	35,673	962,814
Adobe Inc.(a)	146,665	63,844,741
Agilysys Inc.(a)(b)	7,307	131,088
Alarm.com Holdings Inc.(a)	13,695	887,573
Altair Engineering Inc., Class A(a)(b)	11,619	461,855
Alteryx Inc., Class A(a)(b)	16,027	2,632,916
American Software Inc./GA, Class A	7,026	110,730
Anaplan Inc.(a)	39,656	1,796,813
Ansys Inc.(a)	26,079	7,608,027
Appfolio Inc., Class A(a)(b)	4,551	740,493
Appian Corp.(a)(b)	11,247	576,409
Aspen Technology Inc.(a)	20,790	2,154,052
Asure Software Inc.(a)	2,949	18,962
Atlassian Corp. PLC, Class A(a)(b)	38,040	6,857,471
Autodesk Inc.(a)	66,830	15,985,068
Avalara Inc.(a)	23,405	3,114,971
Avaya Holdings Corp.(a)(b)	31,066	383,976
Benefitfocus Inc.(a)(b)	9,065	97,539
Bill.Com Holdings Inc.(a)	4,891	441,217
Blackbaud Inc.	14,448	824,692
Blackline Inc.(a)(b)	15,175	1,258,159
Bottomline Technologies DE Inc.(a)	12,529	636,097
Box Inc., Class A(a)	43,120	895,171
Cadence Design Systems Inc.(a)	83,930	8,053,923
CDK Global Inc.	37,789	1,565,220
CERENCE Inc.(a)	11,187	456,877
Ceridian HCM Holding Inc.(a)(b)	32,294	2,559,945
ChannelAdvisor Corp.(a)	5,614	88,926
Citrix Systems Inc.	37,510	5,548,104
Cloudera Inc.(a)	61,955	788,068
Cloudflare Inc., Class A(a)	33,177	1,192,713
CommVault Systems Inc.(a)	12,323	476,900
Cornerstone OnDemand Inc.(a)	18,125	698,900
Coupa Software Inc.(a)	20,212	5,599,532
Crowdstrike Holdings Inc., Class A(a)	35,097	3,519,878
Datadog Inc., Class A(a)	46,396	4,034,132

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Digimarc Corp.(a)(b)	2,922	$46,723
Digital Turbine Inc.(a)(b)	23,266	292,454
DocuSign Inc.(a)	53,668	9,242,166
Domo Inc., Class B(a)	5,045	162,298
Dropbox Inc., Class A(a)	74,677	1,625,718
Dynatrace Inc.(a)(b)	46,743	1,897,766
Ebix Inc.(b)	7,650	171,054
eGain Corp.(a)(b)	6,665	74,048
Elastic NV(a)	16,653	1,535,573
Envestnet Inc.(a)(b)	15,234	1,120,308
Everbridge Inc.(a)(b)	10,054	1,391,071
Fair Isaac Corp.(a)	8,516	3,560,029
FireEye Inc.(a)(b)	61,461	748,288
Five9 Inc.(a)(b)	18,707	2,070,304
ForeScout Technologies Inc.(a)(b)	12,208	258,810
Fortinet Inc.(a)	40,467	5,554,905
Globant SA(a)	11,004	1,648,949
GTY Technology Holdings Inc.(a)	11,977	49,884
Guidewire Software Inc.(a)	25,685	2,847,182
HubSpot Inc.(a)	12,586	2,823,669
Intelligent Systems Corp.(a)(b)	2,054	70,000
Intuit Inc.	76,741	22,729,917
j2 Global Inc.	13,825	873,878
LivePerson Inc.(a)(b)	18,590	770,184
LogMeIn Inc.	14,564	1,234,590
Majesco(a)(b)	2,051	16,121
Manhattan Associates Inc.(a)	19,415	1,828,893
Medallia Inc.(a)	24,917	628,905
Microsoft Corp.	2,283,151	464,644,060
MicroStrategy Inc., Class A(a)	2,754	325,771
Mimecast Ltd.(a)	17,067	711,011
Mitek Systems Inc.(a)	8,505	81,733
MobileIron Inc.(a)	28,778	141,876
Model N Inc.(a)	10,881	378,224
New Relic Inc.(a)	15,480	1,066,572
NortonLifeLock Inc.	172,340	3,417,502
Nuance Communications Inc.(a)	85,539	2,164,564
Nutanix Inc., Class A(a)	51,583	1,222,775
OneSpan Inc.(a)	7,918	221,150
Oracle Corp.	601,739	33,258,115
Pagerduty Inc.(a)(b)	20,842	596,498
Palo Alto Networks Inc.(a)	29,755	6,833,831
Paycom Software Inc.(a)(b)	15,006	4,647,808
Paylocity Holding Corp.(a)	10,622	1,549,644
Pegasystems Inc.	11,509	1,164,366
Ping Identity Holding Corp.(a)(b)	4,258	136,639
Pluralsight Inc., Class A(a)(b)	28,569	515,670
Progress Software Corp.	13,227	512,546
Proofpoint Inc.(a)	17,386	1,931,932
PROS Holdings Inc.(a)	10,425	463,183
PTC Inc.(a)	31,497	2,450,152
Q2 Holdings Inc.(a)(b)	14,727	1,263,429
QAD Inc., Class A	3,888	160,497
Qualys Inc.(a)(b)	9,962	1,036,247
Rapid7 Inc.(a)	14,481	738,821
RealPage Inc.(a)(b)	26,725	1,737,392
RingCentral Inc., Class A(a)(b)	23,257	6,628,478
Rosetta Stone Inc.(a)(b)	5,540	93,404
SailPoint Technologies Holdings Inc.(a)	25,810	683,191
salesforce.com Inc.(a)	264,049	49,464,299

Security	Shares	Value

Software (continued)
Sapiens International Corp. NV	7,750	$216,845
Seachange International Inc.(a)	6,904	10,425
SecureWorks Corp., Class A(a)	1,766	20,185
ServiceNow Inc.(a)	57,931	23,465,531
ShotSpotter Inc.(a)(b)	2,155	54,306
Slack Technologies Inc., Class A(a)	114,112	3,547,742
Smartsheet Inc., Class A(a)	33,607	1,711,268
SolarWinds Corp.(a)(b)	12,383	218,808
Splunk Inc.(a)(b)	48,080	9,553,496
SPS Commerce Inc.(a)	10,272	771,633
SS&C Technologies Holdings Inc.	68,703	3,880,345
SVMK Inc.(a)(b)	36,064	848,947
Synchronoss Technologies Inc.(a)(b)	12,692	44,803
Synopsys Inc.(a)	45,659	8,903,505
Telenav Inc.(a)	11,780	64,672
Tenable Holdings Inc.(a)	18,415	548,951
Teradata Corp.(a)	35,535	739,128
Trade Desk Inc. (The), Class A(a)(b)	12,184	4,952,796
Tyler Technologies Inc.(a)(b)	11,690	4,055,027
Upland Software Inc.(a)(b)	6,737	234,178
Varonis Systems Inc.(a)	9,570	846,754
Verint Systems Inc.(a)	19,791	894,157
Veritone Inc.(a)	6,943	103,173
VirnetX Holding Corp.	25,910	168,415
VMware Inc., Class A(a)	23,517	3,641,843
Workday Inc., Class A(a)	52,241	9,787,874
Workiva Inc.(a)	10,563	565,015
Xperi Holding Corp.	29,528	435,833
Yext Inc.(a)	28,726	477,139
Zendesk Inc.(a)	34,188	3,026,664
Zix Corp.(a)(b)	16,763	115,665
Zoom Video Communications Inc., Class A(a)(b)	50,907	12,906,961
Zscaler Inc.(a)(b)	21,311	2,333,554
Zuora Inc., Class A(a)(b)	25,647	326,999

		903,225,436

Specialty Retail — 2.3%
Aaron’s Inc.	20,912	949,405
Abercrombie & Fitch Co., Class A	20,208	215,013
Advance Auto Parts Inc.	20,111	2,864,812
American Eagle Outfitters Inc.(b)	50,679	552,401
America’s Car-Mart Inc./TX(a)	2,184	191,908
Asbury Automotive Group Inc.(a)	5,930	458,567
At Home Group Inc.(a)	13,636	88,498
AutoNation Inc.(a)	17,102	642,693
AutoZone Inc.(a)	7,106	8,016,421
Bed Bath & Beyond Inc.(b)	35,264	373,798
Best Buy Co. Inc.	69,475	6,063,083
Boot Barn Holdings Inc.(a)	9,528	205,424
Buckle Inc. (The)	7,599	119,152
Burlington Stores Inc.(a)(b)	20,201	3,978,183
Caleres Inc.	12,058	100,564
Camping World Holdings Inc., Class A	8,895	241,588
CarMax Inc.(a)	50,259	4,500,693
Carvana Co.(a)(b)	16,632	1,999,166
Cato Corp. (The), Class A	7,582	62,021
Chico’s FAS Inc.	36,096	49,812
Children’s Place Inc. (The)	5,020	187,848
Citi Trends Inc.	4,080	82,498
Conn’s Inc.(a)(b)	6,764	68,249
Container Store Group Inc. (The)(a)(b)	3,994	12,941

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Designer Brands Inc., Class A	19,939	$134,987
Dick’s Sporting Goods Inc.	17,948	740,534
Express Inc.(a)	23,458	36,125
Five Below Inc.(a)	16,457	1,759,418
Floor & Decor Holdings Inc., Class A(a)	24,710	1,424,532
Foot Locker Inc.	32,556	949,333
GameStop Corp., Class A(a)(b)	26,536	115,166
Gap Inc. (The)	55,532	700,814
Genesco Inc.(a)	5,720	123,895
Group 1 Automotive Inc.	5,776	381,043
Guess? Inc.	16,421	158,791
Haverty Furniture Companies Inc.	5,152	82,432
Hibbett Sports Inc.(a)(b)	7,291	152,674
Home Depot Inc. (The)	327,515	82,045,783
Hudson Ltd., Class A(a)	11,827	57,597
L Brands Inc.	68,712	1,028,619
Lithia Motors Inc., Class A	7,056	1,067,784
Lowe’s Companies Inc.	230,429	31,135,566
Lumber Liquidators Holdings Inc.(a)	7,553	104,685
MarineMax Inc.(a)	8,265	185,053
Michaels Companies Inc. (The)(a)(b)	26,789	189,398
Monro Inc.(b)	9,448	519,073
Murphy USA Inc.(a)	9,057	1,019,728
National Vision Holdings Inc.(a)(b)	23,275	710,353
Office Depot Inc.	155,918	366,407
O’Reilly Automotive Inc.(a)	22,283	9,396,073
Penske Automotive Group Inc.	10,005	387,294
Rent-A-Center Inc./TX	15,805	439,695
RH(a)	5,012	1,247,487
Ross Stores Inc.	106,373	9,067,235
Sally Beauty Holdings Inc.(a)	37,559	470,614
Shoe Carnival Inc.	3,998	117,021
Signet Jewelers Ltd.	14,474	148,648
Sleep Number Corp.(a)(b)	7,862	327,374
Sonic Automotive Inc., Class A	8,189	261,311
Sportsman’s Warehouse Holdings Inc.(a)	8,227	117,235
Tiffany & Co.	36,995	4,511,170
Tilly’s Inc., Class A	9,388	53,230
TJX Companies Inc. (The)	365,252	18,467,141
Tractor Supply Co.	35,174	4,635,581
Ulta Beauty Inc.(a)	16,842	3,426,000
Urban Outfitters Inc.(a)(b)	21,196	322,603
Williams-Sonoma Inc.	23,368	1,916,410
Winmark Corp.	691	118,327
Zumiez Inc.(a)	6,092	166,799

		212,811,776

Technology Hardware, Storage & Peripherals — 5.1%
3D Systems Corp.(a)(b)	39,118	273,435
Apple Inc.	1,246,989	454,901,587
Avid Technology Inc.(a)	8,528	61,999
Dell Technologies Inc., Class C(a)(b)	46,475	2,553,337
Diebold Nixdorf Inc.(a)	22,826	138,326
Hewlett Packard Enterprise Co.	399,562	3,887,738
HP Inc.	435,738	7,594,913
Immersion Corp.(a)	7,645	47,628
NCR Corp.(a)	37,745	653,743
NetApp Inc.	67,371	2,989,251
Pure Storage Inc., Class A(a)(b)	69,847	1,210,449
Super Micro Computer Inc.(a)	13,473	382,499
Western Digital Corp.	91,076	4,021,005

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp.(a)	52,242	$798,780

		479,514,690

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)	42,338	661,743
Carter’s Inc.	13,729	1,107,930
Columbia Sportswear Co.	9,169	738,838
Crocs Inc.(a)	19,951	734,596
Deckers Outdoor Corp.(a)	8,698	1,708,200
Fossil Group Inc.(a)(b)	12,055	56,056
G-III Apparel Group Ltd.(a)(b)	12,620	167,720
Hanesbrands Inc.	107,091	1,209,057
Kontoor Brands Inc.(a)	13,960	248,628
Lululemon Athletica Inc.(a)	34,588	10,791,802
Movado Group Inc.	4,925	53,387
Nike Inc., Class B	369,301	36,209,963
Oxford Industries Inc.	5,171	227,576
PVH Corp.	22,903	1,100,489
Ralph Lauren Corp.	14,993	1,087,292
Rocky Brands Inc.	2,897	59,562
Skechers U.S.A. Inc., Class A(a)	39,348	1,234,740
Steven Madden Ltd.	24,936	615,670
Superior Group of Companies Inc.	2,076	27,819
Tapestry Inc.	85,861	1,140,234
Under Armour Inc., Class A(a)	56,558	550,875
Under Armour Inc., Class C, NVS(a)(b)	57,561	508,839
Unifi Inc.(a)	3,849	49,575
Vera Bradley Inc.(a)	5,431	24,114
VF Corp.	99,418	6,058,533
Wolverine World Wide Inc.	25,452	606,012

		66,979,250

Thrifts & Mortgage Finance — 0.1%
Axos Financial Inc.(a)	16,580	366,086
Bridgewater Bancshares Inc.(a)	6,599	67,640
Capitol Federal Financial Inc.	42,443	467,297
Columbia Financial Inc.(a)	14,761	205,990
ESSA Bancorp. Inc.	2,337	32,531
Essent Group Ltd.	28,749	1,042,726
Federal Agricultural Mortgage Corp., Class C, NVS	2,866	183,453
Flagstar Bancorp. Inc.	10,940	321,964
FS Bancorp. Inc.	1,478	57,006
Greene County Bancorp. Inc.	880	19,624
Hingham Institution for Savings	358	60,065
Home Bancorp. Inc.	1,681	44,967
HomeStreet Inc.	6,916	170,203
Kearny Financial Corp./MD	27,646	226,144
Luther Burbank Corp.	6,721	67,210
Merchants Bancorp./IN	3,925	72,573
Meridian Bancorp. Inc.	14,812	171,819
Meta Financial Group Inc.	10,128	184,026
MGIC Investment Corp.	111,215	910,851
MMA Capital Holdings Inc.(a)(b)	2,852	65,938
Mr Cooper Group Inc.(a)(b)	21,978	273,406
New York Community Bancorp. Inc.	140,627	1,434,395
NMI Holdings Inc., Class A(a)	19,099	307,112
Northfield Bancorp. Inc.	15,584	179,528
Northwest Bancshares Inc.	35,751	365,554
OP Bancorp	6,721	46,375
PCSB Financial Corp.	5,309	67,318
PennyMac Financial Services Inc.(d)	13,529	565,377

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Ponce de Leon Federal Bank(a)(b)	5,374	$54,707
Premier Financial Corp.	9,702	171,434
Provident Bancorp Inc.	2,544	19,996
Provident Financial Services Inc.	18,860	272,527
Prudential Bancorp. Inc.	4,228	50,905
Radian Group Inc.	61,816	958,766
Riverview Bancorp. Inc.	11,044	62,399
Southern Missouri Bancorp. Inc.	1,706	41,456
Sterling Bancorp Inc./MI	6,103	21,849
Territorial Bancorp. Inc.	3,054	72,655
TFS Financial Corp.	17,146	245,359
Timberland Bancorp. Inc./WA	3,234	58,891
TrustCo Bank Corp. NY	26,441	167,372
Walker & Dunlop Inc.	8,897	452,057
Washington Federal Inc.	22,925	615,307
Waterstone Financial Inc.	9,305	137,993
Western New England Bancorp Inc.	11,835	68,525
WSFS Financial Corp.	16,887	484,657

		11,934,033

Tobacco — 0.6%
Altria Group Inc.	566,942	22,252,473
Philip Morris International Inc.	474,397	33,236,254
Turning Point Brands Inc.	1,737	43,269
Universal Corp./VA	7,455	316,912
Vector Group Ltd	36,707	369,272

		56,218,180

Trading Companies & Distributors — 0.3%
Air Lease Corp.	31,922	934,995
Applied Industrial Technologies Inc.	11,129	694,338
Beacon Roofing Supply Inc.(a)(b)	16,106	424,715
BMC Stock Holdings Inc.(a)	19,175	482,060
CAI International Inc.(a)(b)	4,803	80,018
DXP Enterprises Inc./TX(a)	6,102	121,491
EVI Industries Inc.(a)(b)	1,981	43,008
Fastenal Co.	174,298	7,466,926
Foundation Building Materials Inc.(a)(b)	3,751	58,553
Gatx Corp.	10,173	620,350
General Finance Corp.(a)(b)	701	4,704
GMS Inc.(a)	12,539	308,334
H&E Equipment Services Inc.	9,173	169,517
HD Supply Holdings Inc.(a)	48,610	1,684,336
Herc Holdings Inc.(a)	7,119	218,767
Lawson Products Inc./DE(a)	1,630	52,584
MRC Global Inc.(a)(b)	26,224	154,984
MSC Industrial Direct Co. Inc., Class A	13,858	1,009,001
NOW Inc.(a)	31,107	268,453
Rush Enterprises Inc., Class A(b)	9,237	382,966
Rush Enterprises Inc., Class B	1,908	68,039
SiteOne Landscape Supply Inc.(a)(b)	12,924	1,472,948
Systemax Inc.	3,224	66,221
Textainer Group Holdings Ltd.(a)(b)	17,975	147,036
Titan Machinery Inc.(a)	4,778	51,889
Transcat Inc.(a)	3,079	79,623
Triton International Ltd.	15,762	476,643
United Rentals Inc.(a)	21,912	3,265,764
Univar Solutions Inc.(a)	51,763	872,724
Veritiv Corp.(a)(b)	3,977	67,450
Watsco Inc.	10,051	1,786,063
WESCO International Inc.(a)(b)	14,356	504,039

Security	Shares	Value

Trading Companies & Distributors (continued)
Willis Lease Finance Corp.(a)	1,218	$29,573
WW Grainger Inc.	13,547	4,255,926

		28,324,038

Transportation Infrastructure — 0.0%
Bristow Group Inc.(a)(b)	1,979	27,567
Macquarie Infrastructure Corp.	21,494	659,651

		687,218

Water Utilities — 0.1%
American States Water Co.	11,462	901,257
American Water Works Co. Inc.	55,689	7,164,947
Artesian Resources Corp., Class A, NVS	2,148	77,951
Cadiz Inc.(a)(b)	6,121	62,189
California Water Service Group	15,012	716,072
Consolidated Water Co. Ltd.	5,609	80,938
Essential Utilities Inc.	66,032	2,789,192
Global Water Resources Inc.	2,354	24,811
Middlesex Water Co	5,617	377,350
Pure Cycle Corp.(a)	8,551	78,584
SJW Group	8,590	533,525
York Water Co. (The)	3,755	180,090

		12,986,906

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)	12,550	167,166
Gogo Inc.(a)(b)	15,363	48,547
Shenandoah Telecommunications Co.(b)	15,017	740,188
Spok Holdings Inc.	5,677	53,080
Telephone and Data Systems Inc.	31,023	616,737
T-Mobile U.S. Inc.(a)	161,611	16,831,786
U.S. Cellular Corp.(a)(b)	3,856	119,035

		18,576,539

Total Common Stocks — 99.7% (Cost: $7,549,340,551)		9,299,052,566

Rights

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)	114,006	19,153

Total Rights — 0.0% (Cost: $42,182)		19,153

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.52%(d)(g)(h)	245,697,183	246,016,590
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.13%(d)(g)	13,215,000	13,215,000

		259,231,590

Total Short-Term Investments — 2.8% (Cost: $258,902,592)		259,231,590

Total Investments in Securities — 102.5% (Cost: $7,808,285,325)		9,558,303,309

Other Assets, Less Liabilities — (2.5)%		(237,377,214)

Net Assets — 100.0%		$9,320,926,095

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Rounds to less than $1.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Shares Purchased	Shares Sold		Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	314,537,210	—	(68,840,027	)(b)	245,697,183	$246,016,590	$670,265	(c)	$81,133		$309,938
BlackRock Cash Funds: Treasury, SL Agency Shares	18,515,000	—	(5,300,000	)(b)	13,215,000	13,215,000	7,568		—		—
BlackRock Inc.	39,050	9,486	(3,667)		44,869	24,412,774	165,154		751,127		3,388,559
PennyMac Financial Services Inc.	3,152	10,411	(34)		13,529	565,377	378		743		57,627
PennyMac Mortgage Investment Trust	29,235	338	(2,314)		27,259	477,850	7,192		(10,607)		197,807

						$284,687,591	$850,557		$822,396		$3,953,931

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	35	09/18/20	$2,516	$35,448
S&P 500 E-Mini Index	115	09/18/20	17,768	194,759

				$230,207

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell 3000 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,299,051,164	$—	$1,402	$9,299,052,566
Rights	19,153	—	—	19,153
Money Market Funds	259,231,590	—	—	259,231,590

	$9,558,301,907	$—	$1,402	$9,558,303,309

Derivative financial instruments(a)
Assets
Futures Contracts	$230,207	$—	$—	$230,207

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares